    As Filed With the Securities and Exchange Commission on February 27, 1998
                                                     Registration No. 2-87336

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------


                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]

                       POST-EFFECTIVE AMENDMENT NO. 21                 [X]
                                                    --
                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                              AMENDMENT NO. 23                         [X]
                                            --
                   FLAG INVESTORS TELEPHONE INCOME FUND, INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                One South Street
                               Baltimore, MD 21202
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (410) 727-1700
                                                           --------------
                               Edward J. Veilleux
                                One South Street
                               Baltimore, MD 21202
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Richard W. Grant, Esq.
                           Morgan, Lewis & Bockius LLP
                              2000 One Logan Square
                             Philadelphia, PA 19103
--------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box)

               immediately upon filing pursuant to paragraph (b)
         -----
               on (date) pursuant to paragraph (b)
         -----
               60 days after filing pursuant to paragraph (a)(1)
         -----
               75 days after filing pursuant to paragraph (a)(2)
         -----
           X   on May 1, 1998 pursuant to paragraph (a) of Rule 485.
         -----
------------------------------------------------------------------------------

                   FLAG INVESTORS TELEPHONE INCOME FUND, INC.
                          (Class A and Class B Shares)

                              Cross Reference Sheet

                                February 27, 1998

Items Required by Form N-1A


Part A          Information Required in Prospectus            Registration Statement Heading
------          ----------------------------------            ------------------------------


Item 1.        Cover Page                                      Cover Page

Item 2.        Synopsis                                        Fee Table

Item 3.        Condensed Financial Information                 Financial Highlights

Item 4.        General Description of Registrant               Investment Program;
                                                               Investment Restrictions;
                                                               General Information

Item 5.        Management of the Fund                          Management of the Fund;
                                                               Investment Advisor and
                                                               Sub Advisor; Distributor;
                                                               Custodian; Transfer
                                                               Agent and Accounting Services

Item 5A.       Management's Discussion of Fund Performance     *

Item 6.        Capital Stock and Other Securities              Cover Page;
                                                               Dividends and Taxes;
                                                               General Information

Item 7.        Purchase of Securities Being Offered            How to Invest in
                                                               the Fund

Item 8.        Redemption or Repurchase                        How to Redeem Shares

Item 9.        Pending Legal Proceedings                       **

------------------

* Information required by Item 5A with respect to the Fund's Class A Shares is contained in the Fund's latest Annual Report to Shareholders.

**   Omitted since the answer is negative or the item is not applicable.




Part B         Information Required in a Statement
------         of Additional Information                       Registration Statement Heading
               -------------------------                       ------------------------------

Item 10.       Cover Page                                      Cover Page

Item 11.       Table of Contents                               Table of Contents

Item 12.       General Information and History                 General Information
                                                               and History

Item 13.       Investment Objectives and Policies              Investment Objectives,
                                                               Policies and Risk
                                                               Considerations

Item 14.       Management of the Fund                          Management of
                                                               the Fund

Item 15.       Control Persons and Principal Holders           Control Persons and
               of Securities                                   Principal Holders of
                                                               Securities

Item 16.       Investment Advisory and Other                   Investment Advisory and
               Services                                        Other Services;
                                                               Custodian, Transfer Agent and
                                                               Accounting Services

Item 17.       Brokerage Allocation                            Brokerage

Item 18.       Capital Stock and Other Securities              Capital Shares;
                                                               Semi-Annual Reports

Item 19.       Purchase, Redemption and Pricing of             Valuation of Shares
               Securities Being Offered                        and Redemption

Item 20.       Tax Status                                      Federal Tax Treatment of
                                                               Dividends and
                                                               Distributions

Item 21.       Underwriters                                    Distribution of Fund
                                                               Shares

Item 22.       Calculation of Performance Data                 Performance Information

Item 23.       Financial Statements                            Financial Statements

Part C         Other Information
------         -----------------

                  Part C contains the information required by the items contained therein under the items set forth in the form.

--------------------------------------------------------------------------------


                                [GRAPHIC OMITTED]


                                 FLAG INVESTORS
                            COMMUNICATIONS FUND, INC.


                          (Class A and Class B Shares)
             (formerly, Flag Investors Telephone Income Fund, Inc.)



                    Prospectus & Application -- May 1, 1998

--------------------------------------------------------------------------------



This mutual fund (the "Fund") is designed to maximize total return. The Fund will seek to achieve this objective through a combination of long-term growth of capital and, to a lesser extent, current income. In seeking to achieve this objective, the Fund invests primarily in common stock, securities convertible thereto and debt obligations of companies in the communications field.


Shares of the Fund are available through your securities dealer or the Fund's transfer agent. This Prospectus relates to Flag Investors Class A Shares ("Class A Shares") and Flag Investors Class B Shares ("Class B Shares") of the Fund. The separate classes provide you with alternatives as to sales load and Fund expenses. (See "How to Invest in the Fund.")


This Prospectus sets forth basic information that you should know about the Fund prior to investing and should be retained for future reference. A Statement of Additional Information dated May 1, 1998 has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 767-FLAG.


TABLE OF CONTENTS



Fee Table ..........................................................     1
Financial Highlights ...............................................     2
Investment Program .................................................     5
Investment Restrictions ............................................     7
How to Invest in the Fund ..........................................     7
How to Redeem Shares ...............................................    10
Telephone Transactions .............................................    11
Dividends and Taxes ................................................    11
Management of the Fund .............................................    12
Investment Advisor and Sub-Advisor .................................    12
Distributor ........................................................    13
Custodian, Transfer Agent and
   Accounting Services .............................................    14
Performance Information ............................................    14
General Information ................................................    14
Application ........................................................    A-1




THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.



Flag Investors Funds
P.O. Box 515
Baltimore, Maryland 21203

--------------------------------------------------------------------------------
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEE TABLE

--------------------------------------------------------------------------------
Shareholder Transaction Expenses:




                                                                                       Class A            Class B
                                                                                        Shares            Shares
                                                                                    Initial Sales        Deferred
                                                                                        Charge         Sales Charge
                                                                                     Alternative        Alternative
                                                                                   ---------------   ----------------
Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price) ...........................................     4.50%*                None
Maximum Sales Charge Imposed on Reinvested Dividends ...........................     None                  None
Maximum Deferred Sales Charge (as a percentage of original purchase price
 or redemption proceeds, whichever is lower) ...................................     0.50%*                4.00%**

Annual Fund Operating Expenses (as a percentage of average daily net assets):
Management Fees ................................................................     0.70%                 0.70%
12b-1 Fees .....................................................................     0.25%                 0.75%
Other Expenses (including a 0.25% shareholder servicing fee for Class B Shares)      0.16%                 0.41%***
                                                                                   ------                ------
Total Fund Operating Expenses ..................................................     1.11%                 1.86%
                                                                                   ======                =======


-----------

  * If you purchase $1 million or more of Class A Shares, you will not have to pay an initial sales charge. You may, however, be required to pay a contingent deferred sales charge when you redeem your shares. (See "How to Invest in the Fund--Class A Shares.")
 ** You will be required to pay a contingent deferred sales charge if you redeem your Class B Shares within six years of purchase. The amount of the charge declines in relation to the time you hold your shares. Class B Shares will automatically convert to Class A Shares six years after purchase. (See "How to Invest in the Fund -- Class B Shares.")
*** A portion of the shareholder servicing fee is allocated to your securities dealer and qualified banks for services provided and expenses incurred in maintaining your account, responding to your inquiries and providing you with information about your investment.

Example:                                                    1 year     3 years     5 years     10 years
--------                                                   --------   ---------   ---------   ------------
You would pay the following expenses on a $1,000 invest-
ment, assuming (1) 5% annual return and (2) redemption at
the end of each time period:
 Class A Shares .........................................   $56        $79         $103        $ 174
 Class B Shares .........................................   $59        $88         $121        $ 180*
You would pay the following expenses on the same invest-
ment, assuming no redemption:

 Class B Shares .........................................   $19        $58         $101        $ 180*


-----------
* Expenses assume that Class B Shares are converted to Class A Shares at the end of six years. Therefore, the expense figures assume six years of Class B expenses and four years of Class A expenses.


The Expenses and Example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.


     The purpose of the above table is to describe the various costs and expenses that you will bear directly and indirectly when you invest in the Fund. If you purchase shares of either class through a financial institution, you may be charged separate fees by that institution.

     The rules of the SEC require that the maximum sales charge be reflected in the above table. However, you may qualify for reduced sales charges or no sales charge at all. (See "How to Invest in the Fund--Class A Shares.") Due to the continuous nature of Rule 12b-1 fees, you may pay more than the equivalent of the maximum sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD Rules") if you hold your shares for a long time.



                                                                               1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

     The financial highlights included in the following tables are a part of the Fund's financial statements for the periods indicated and have been audited by Coopers & Lybrand L.L.P., independent accountants. The financial statements and financial highlights for the year ended December 31, 1997 and the report thereon of Coopers & Lybrand L.L.P. are included in the Statement of Additional Information. Additional performance information is contained in the Fund's Annual Report for the fiscal year ended December 31, 1997, which can be obtained at no charge by calling the Fund at (800) 767-FLAG.



(For a Class A Share outstanding throughout each year)

--------------------------------------------------------------------------------


                                                      1997           1996             1995
                                                  ------------   ------------   ----------------
Per Share Operating Performance:
 Net asset value at beginning of year .........      $ 15.59        $ 14.87          $  12.30
                                                     --------       --------         --------

Income from Investment Operations:
 Net investment income ........................         0.27           0.27              0.40
 Net realized and unrealized gain/(loss) on
   investments ................................         5.41           1.67              3.58
                                                     --------       --------         --------
 Total from Investment Operations .............         5.68           1.94              3.98
                                                     --------       --------         --------

Less Distributions:
 Dividends from net investment income and net
   realized short-term gains ..................       ( 0.40)        ( 0.38)           ( 0.41)
 Distributions from net realized mid-term and
   long-term gains ............................       ( 1.50)        ( 0.84)           ( 1.00)
                                                   ---------      ---------          --------
 Total distributions ..........................       ( 1.90)        ( 1.22)           ( 1.41)
                                                   ---------      ---------          --------
 Net asset value at end of year ...............    $   19.37        $ 15.59          $  14.87
                                                   =========      =========          ========
Total Return(3) ...............................        37.36%         13.46%            33.44%
Ratios to Average Daily Net Assets:
 Expenses .....................................         1.11%          1.14%             0.93%(4)
 Net investment income ........................         1.07%          1.74%             2.85%(5)

Supplemental Data:
 Net assets at end of year (000) ..............    $ 622,865      $ 505,371          $492,454
 Portfolio turnover rate ......................           26%            20%               24%
 Average commissions per share(6) .............    $  0.0598      $  0.0696                --


--------------------------------------------------------------------------------

(1) Restated for two-for-one stock split, effected in the form of a stock dividend to shareholders of record on October 27, 1989.
(2) Investment Company Capital Corp. became Investment Advisor to the Fund on January 19, 1989.
(3) Total return excludes the effect of sales charge.
(4) Without the waiver of advisory fees, the ratio of expenses to average daily net assets would have been 0.99%, 0.99%, 0.98%, 1.07%, 1.17%, 1.13% and
    1.07% for the years ended December 31, 1995, 1994, 1993, 1992, 1991, 1990 and 1989, respectively.
(5) Without the waiver of advisory fees, the ratio of net investment income to average daily net assets would have been 2.79%, 3.07%, 3.06%, 3.66%, 4.13%, 4.32% and 4.28% for the years ended December 31, 1995, 1994, 1993,
    1992, 1991, 1990 and 1989, respectively.
(6) Disclosure is required for fiscal years beginning after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.



2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                               For the Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------
       1994               1993               1992               1991               1990            1989(1)(2)        1988(1)
-----------------   ----------------   ----------------   ----------------   ----------------   ----------------   -----------

    $  13.70          $  12.20            $  11.28           $   9.57           $  10.98           $   8.24         $  7.50
    --------           --------           --------           --------           --------           --------         --------


        0.41              0.42                0.42               0.45               0.46               0.52            0.46
      ( 1.27)             1.78                0.93               1.74             ( 1.29)              3.38            0.97
   ---------           --------           --------           --------           --------           --------         --------
      ( 0.86)             2.20                1.35               2.19             ( 0.83)              3.90            1.43
   ---------           --------           --------           --------           --------           --------         --------

      ( 0.44)           ( 0.42)             ( 0.42)            ( 0.46)            ( 0.45)            ( 0.52)         ( 0.46)
      ( 0.10)           ( 0.28)             ( 0.01)            ( 0.02)            ( 0.13)            ( 0.64)         ( 0.23)
   ---------          --------           --------           --------           --------           --------         --------
      ( 0.54)           ( 0.70)             ( 0.43)            ( 0.48)            ( 0.58)            ( 1.16)         ( 0.69)
   ---------          --------           --------           --------           --------           --------         --------
    $  12.30          $  13.70           $  12.20           $  11.28           $   9.57           $  10.98         $  8.24
    ========          ========           ========           ========           ========           ========         ========
      ( 6.32)%           18.12%              12.35%             23.08%            ( 7.55)%            48.86%          19.90%


        0.92%(4)          0.92%(4)            0.92%(4)           0.92%(4)           0.92%(4)           0.93%(4)        0.92%
        3.14%(5)          3.12%(5)            3.81%(5)           4.38%(5)           4.54%(5)           4.41%(5)        5.35%

   $ 435,805          $469,163            $307,641           $238,571           $177,963           $162,449        $102,483
          23%               14%                  6%                 7%                 2%                27%             11%
          --                --                  --                 --                 --                 --              --


                                                                               3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (concluded)

--------------------------------------------------------------------------------

(For a Class B Share outstanding throughout each period)

--------------------------------------------------------------------------------




                                                                 For the Year Ended           For the Period
                                                                    December 31,            January 3, 1995(1)
                                                             --------------------------           through
                                                                 1997          1996          December 31, 1995
                                                             -----------   ------------   ----------------------
Per Share Operating Performance:
 Net asset value at beginning of period ..................   $ 15.51       $  14.83           $    12.28
                                                             --------      ---------          ----------
Income from Investment Operations:
 Net investment income ...................................      0.18           0.19                 0.30
 Net realized and unrealized gain on investments .........      5.34           1.63                 3.56
                                                             --------      ---------          ----------
 Total from Investment Operations ........................      5.52           1.82                 3.86
                                                             --------      ---------          ----------
Less Distributions:
 Dividends from net investment income and net
   realized short-term gains .............................    ( 0.31)       (  0.30)             ( 0.31)
 Distributions from net realized mid-term and long-term
   gains .................................................    ( 1.50)       (  0.84)             ( 1.00)
                                                             ---------     ----------         ----------
 Total distributions .....................................    ( 1.81)       (  1.14)             ( 1.31)
                                                             ---------     ----------         ----------
 Net asset value at end of period ........................   $ 19.22       $  15.51           $   14.83
                                                             =========     ==========         ==========
Total Return(2) ..........................................     36.36%         12.60%              32.42%
Ratios to Average Daily Net Assets:
 Expenses ................................................      1.86%          1.92%               1.70%(3)(4)
 Net investment income ...................................      0.29%          0.95%               2.13%(3)(5)

Supplemental Data:
 Net assets at end of period (000) .......................   $32,474     $   17,661          $    7,504
 Portfolio turnover rate .................................        26%            20%                 24%
 Average commissions per share(6) ........................   $0.0598     $   0.0696                  --



-----------
(1) Commencement of operations.
(2) Total return excludes the effect of sales charge.
(3) Annualized.
(4) Without the waiver of advisory fees, the ratio of expenses to average daily net assets would have been 1.74% (annualized) for the period ended
    December 31, 1995.
(5) Without the waiver of advisory fees, the ratio of net investment income to average daily net assets would have been 2.09% (annualized) for the period ended December 31, 1995.
(6) Disclosure is required for fiscal years beginning after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.



4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PROGRAM
--------------------------------------------------------------------------------
Investment Objective, Policies and Risk
Considerations

      The Fund's investment objective is to maximize total return. The Fund will seek to achieve this objective through a combination of long-term growth of capital and, to a lesser extent, current income. In seeking this objective, the Fund invests primarily in common stock, securities convertible thereto and debt obligations of companies in the communications field. For this purpose, companies would be considered to be in the "communications field" if they were engaged in the research, development, manufacture or sale of communications services, technology, equipment or products. Effective communication through the transmission of voice, pictures and data is becoming increasingly important and the communications field now embraces a wide variety of products and services, such as local and long distance telephone service, wireless service (e.g. cellular telephone or paging services), video, telecommunications equipment, media, and information technology. There can be no assurance that the Fund's investment objective will be met. Concentration in the communications field will subject the Fund to the risks associated with that field (e.g., regulatory and technological change) and may result in greater fluctuation in the Fund's net asset value than is experienced in less concentrated portfolios. The Fund will be non-diversified for purposes of the Investment Company Act of 1940 (the "Investment Company Act") which means that the performance of one or a small number of portfolio holdings can affect overall performance more than would otherwise be the case.

      The Fund's investment advisors believe that investing in a portfolio of securities of companies in the communications field affords an attractive opportunity for achieving the Fund's investment objective. The Fund's emphasis is investment in companies offering products and services that both support traditional communications and facilitate new information-based applications. Information technology combines data processing and telecommunications to support more efficient and economical business processes and consumer activities. The rapidly improving performance and declining cost of transmission have helped the global expansion of information technology. For example, businesses have an increasing need to connect to remote users such as employees, suppliers and customers. Consumers are increasingly relying on telephone-based applications like on-line banking and shopping to save time and money.

      Worldwide telecommunications market expansion will create opportunities for established and emerging providers of telecommunications products and services. Although new, high growth technologies are being adopted at an increasing rate, commercial acceptance still lags the introduction of new products and services. Traditional communications companies, such as telephone companies, are positioned to serve the existing and developing needs of their customer base with a combination of current and new offerings. Evolving user requirements have also led to the development of separate industry segments, outside the local telephone and long distance businesses, which enable non-traditional telecommunications providers a chance to benefit from the growing worldwide demand for voice, data and video services.

      Under normal market conditions at least 65% of the Fund's total assets will be invested in common stock, securities convertible thereto and debt obligations of companies in the communications field, as defined above. Depending on the circumstances, the Fund may temporarily and for defensive purposes invest up to 100% of its net assets in money market instruments and in other income-producing securities.

      In general, the Fund will invest in investment grade debt obligations that are rated, at the time of purchase, BBB or higher by Standard and Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, determined to be of comparable quality by the Fund's investment advisors, under criteria approved by the Fund's Board of Directors. Investment grade securities (securities rated BBB or higher by S&P or Baa or higher by Moody's) are generally thought to provide the highest credit quality and the smallest risk of default. Securities rated BBB by S&P or Baa by Moody's have speculative characteristics. Up to 10% of the Fund's total assets (measured at the time of the investment) may be invested in lower quality debt obligations (securities rated BB or lower by S&P or Ba or lower by Moody's and unrated securities of comparable quality). Securities that were investment grade at the time of purchase but are subsequently downgraded to BB/Ba or lower will be included in the 10% category. In the event any security owned by the Fund is downgraded, the Fund's investment advisors will review the situation and take appropriate action, but will not be automatically required to sell any such security. If such a downgrade causes the 10% limit to be exceeded, the Fund will be precluded from investing further in debt obligations that are below investment grade. (See "Investments in Non-Investment Grade Securities" below.)

                                                                               5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investments in Non-Investment Grade Securities

      Lower rated debt obligations, also known as "junk bonds," are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. Securities in the lowest rating category that the Fund may purchase (securities rated C by either S&P or Moody's) may present a particular risk of default, or may be in default or arrears in the payment of principal and interest. In addition, C-rated securities may be regarded as having extremely poor prospects of ever attaining any real investment standing. Yields and market values of these bonds will fluctuate over time reflecting changing interest rates and the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated bonds may decline in value, regardless of prevailing interest rates. Accordingly, adverse economic developments, including a recession or substantial period of rising interest rates, may disrupt the high-yield bond market, affecting both the value and liquidity of such bonds. The market prices of these securities may fluctuate more than those of higher rated securities, and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. An economic downturn could adversely affect the ability of issuers of such bonds to make payments of principal and interest to a greater extent than issuers of higher rated bonds might be affected. The ratings categories of S&P and Moody's are described more fully in the Appendix to the Statement of Additional Information.

      The following table provides a summary of ratings assigned by S&P to debt obligations in the Fund's portfolio. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended December 31, 1997, presented as a percentage of total investments. These percentages are historical and are not necessarily indicative of the quality of current or future portfolio holdings, which may vary.
           S&P
Rating            Average
-------------   ----------
  AAA           1.68%
  AA            0.00%
  A             0.00%
  BBB           0.00%
  BB            0.88%
  B             0.00%
  Unrated       0.00%

Investments in Repurchase Agreements

      The Fund may agree to purchase U.S. Government securities from creditworthy financial institutions, such as banks or broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Default by or bankruptcy proceedings with respect to the seller may, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

Investment in Securities of Foreign Issuers

      From time to time, the Fund may invest in American Depositary Receipts ("ADRs"), which are interests in securities of foreign companies, and up to 10% of the Fund's total assets in debt and equity securities of issuers not publicly traded in the United States, when the Fund's investment advisors believe that such investments provide good opportunities for achieving income and capital gains without undue risk.

Loans of Portfolio Securities

      The Fund has the right to lend portfolio securities to approved institutional borrowers for the purpose of increasing its net investment income. These loans must be secured continuously by cash or equivalent collateral, or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be a risk of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund's custodian or another affiliate may act as securities lending agent.

Other Investments

      The Fund may write covered call options if each such option is traded on a national securities exchange (and may purchase calls in related closing transactions). The Fund may also invest in securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities") that have been determined to be liquid by the Fund's advisors under standards approved by the Fund's Board of Directors, and may invest up to 10% of its net assets in Rule 144A Securities that are illiquid (see "Investment Restrictions" in the Statement of Additional Information). Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.



6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------
      The following investment restriction is a matter of fundamental policy and may not be changed without shareholder approval. Accordingly, the Fund will not:

      Invest less than 65% of its total assets in the communications field, except as described in this Prospectus (otherwise the Fund will not concentrate more than 25% of its total assets in securities of issuers in any industry).

      The Fund is subject to further investment restrictions that are set forth in the Statement of Additional Information.

HOW TO INVEST IN THE FUND

--------------------------------------------------------------------------------

      You may purchase Class A Shares and Class B Shares through your securities dealer or through any financial institution that is authorized to service shareholder accounts ("Shareholder Servicing Agents"). You may also purchase shares of either class by completing the Application Form attached to this Prospectus and returning it, together with payment of the purchase price, to the address shown on the Application Form.

      The Class A and Class B alternatives permit you to choose the method of purchasing shares that is best for you given the amount of your purchase, the length of time you expect to hold the shares, and other circumstances. You should consider whether, during the anticipated life of your investment in the Fund, the combination of sales charge and distribution fee on Class A Shares is more favorable than the combination of distribution/service fees and contingent deferred sales charge on Class B Shares. In almost all cases, if you plan to purchase $100,000 or more of Fund shares you will pay lower aggregate charges and expenses by purchasing Class A Shares. (See "Fee Table.") Your securities dealer or Shareholder Servicing Agent and their investment representatives may receive different levels of compensation depending on which class of shares you buy.

      Your initial investment in either class must be at least $2,000. Subsequent investments must be at least $100. The following are exceptions to these minimums.

      o If you are investing in an IRA account, your initial investment may be as low as $1,000.

      o If you are a shareholder of any other Flag Investors fund, your initial investment in this Fund may be as low as $500.

      o If you are a participant in the Fund's Automatic Investing Plan, your initial investment may be as low as $250. Subsequent investments may be as low as $100 if made monthly, but must be $250 if done quarterly. (See "Purchases Through Automatic Investing Plan" below).

      o There is no minimum investment requirement for qualified retirement plans (i.e., 401(k) plans or pension and profit sharing plans).

      You may purchase shares on any day on which the New York Stock Exchange is open for business (a "Business Day"). Your purchase order will be executed at a per share purchase price equal to the net asset value next determined after it is received plus any applicable front-end sales charge (the "Offering Price"). If your purchase is made by mail, it must be accompanied by payment of the Offering Price. Purchases made through your securities dealer or Shareholder Servicing Agent must be in accordance with their payment procedures. Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

      The net asset value per share is determined daily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. (Eastern Time), on each Business Day. Net asset value per share of a class is calculated by valuing its share of the Fund's assets, deducting all liabilities attributable to that class, and dividing the resulting amount by the number of then outstanding shares of the class. For this purpose, portfolio securities will be given their market value which is normally based on current prices but which may be determined according to "fair value" procedures approved by the Fund's Board of Directors. Because of differences in distribution/service fees between the classes of shares, the net asset value per share of the classes differs at times.

Offering Price

      Your share purchase is made at the Offering Price, which for Class A Shares includes a sales charge that is calculated as a percentage of the Offering Price, and for Class B Shares is net asset value.

                                                                               7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares

      The sales charge on Class A Shares, which decreases as the amount of purchase increases, is shown in the following table:

                                      Sales Charge
                                    as Percentage of              Dealer
                                -------------------------      Compensation
                                 Offering     Net Amount     as Percentage of
Amount of Purchase                 Price       Invested       Offering Price
-----------------------------   ----------   ------------   -----------------
Less than  $ 50,000.........      4.50%        4.71%             4.00%
$50,000  - $ 99,999.........      3.50%        3.63%             3.00%
$100,000 - $249,999.........      2.50%        2.56%             2.00%
$250,000 - $499,999.........      2.00%        2.04%             1.50%
$500,000 - $999,999.........      1.50%        1.52%             1.25%
$1,000,000 and over.........      None*        None*             None*
----------------------------      ----         ----              ----

* If you purchase $1 million or more of Class A Shares, you will not have to pay an initial sales charge. You may, however, be subject to a contingent deferred sales charge when you redeem your shares. (See below.) The Fund's distributor may make payments to your securities dealer or Shareholder Servicing Agent in an amount up to 1.00% of the Offering Price.

      You may obtain reduced sales charges as set forth in the table above by accumulating purchase orders for, and existing investments in, Class A Shares of this Fund and Class A or Class D shares of any other Flag Investors fund. The applicable sales charge will be determined based on the total value of your current purchases plus the value of your existing investments. (For this purpose, existing investments will be valued at the higher of cost or current value.) You may combine your purchases and investments with those of your spouse and your children under the age of 21 for this purpose.

      To obtain the reduced sales charge through this right of accumulation, you must provide your securities dealer or Shareholder Servicing Agent with sufficient information to verify that you have such a right. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

      You may also obtain the reduced sales charges shown above by executing a written Letter of Intent that states your intention to invest at least $50,000 within a 13-month period in Class A Shares. Each purchase of shares under a Letter of Intent will be made at the Offering Price applicable at the time of such purchase to the full amount indicated on the Letter of Intent. A Letter of Intent does not require that you purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of the full amount. Class A Shares purchased with the first 5% of the full amount will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased if you do not purchase the full amount. Such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the escrowed shares will be released. If you wish to enter into a Letter of Intent in conjunction with an investment in Class A Shares, you may do so by completing the appropriate section of the Application Form attached to this Prospectus.

      You will not be charged a sales charge on purchases of $1 million or more of Class A Shares. You may, however, be required to pay a contingent deferred sales charge if you redeem the purchased shares within 24 months. The charge will be made at the rate of 0.50% on the lesser of the value of the Class A Shares redeemed or the total cost of such shares. No contingent deferred sales charge will be imposed on purchases of $3 million or more of Class A Shares if your securities dealer has agreed to return to the Fund's distributor (the "Distributor") any payments received on the sale of such shares. In determining whether a contingent deferred sales charge is payable and, if so, the amount of the charge, it is assumed that Class A Shares not subject to such charge are the first redeemed followed by other Class A Shares held for the longest period of time.

      You may purchase Class A Shares at net asset value (without sales charge) under the following circumstances:

1) If you are purchasing shares in any of the following types of accounts:

   (i) A fiduciary or advisory account with a bank, bank trust department, registered investment advisory company, financial planner or securities dealer purchasing shares on your behalf. To qualify for this provision you must be paying an account management fee for the fiduciary or advisory services. You may be charged an additional fee by your broker or agent if you purchase shares in this manner;

   (ii)  A qualified retirement plan;

   (iii) A Flag Investors fund payroll savings plan program.

2) If you are reinvesting some or all of the proceeds of a redemption of Class A Shares made within the past 90 days.

3) If you are exchanging an investment in another Flag Investors fund for an investment in this Fund (see "Purchases by Exchange" for a full description of the conditions).

4) If you are a current or retired Director of the Fund, a director, an employee or a member of the immediate family of an employee of any of the following or their respective affiliates: the Distributor, the Advisors and any broker-dealer authorized to sell Class A Shares.

8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      You may also purchase Class A Shares through a Systematic Purchase Plan. Contact your securities dealer or Shareholder Servicing Agent for details.

Class B Shares

      You will not be charged a sales charge at the time of purchase of Class B Shares. However, you will be charged a contingent deferred sales charge on certain Class B Share redemptions made within six years of your purchase. The charge is assessed on an amount equal to the lesser of the then-current market value of the Class B Shares redeemed or the total cost of such shares. In addition, no charge is assessed on redemptions of Class B Shares derived from reinvestment of dividends or capital gains distributions.

      In determining whether the contingent deferred sales charge is applicable to a redemption, the calculation is made in the manner that results in the lowest possible rate. Therefore, it is assumed that first, you have redeemed any Class B Shares that represent reinvested dividends and distributions and second, the Class B Shares you held the longest during the six-year period. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years since you purchased the shares (the "holding period"). For purposes of determining this holding period, all purchases during a month are aggregated and deemed to have been made on the first day of the month. The following table sets forth the rates of the contingent deferred sales charge.

                              Contingent Deferred Sales Charge
Year Since Purchase            (as a percentage of the dollar
Payment was Made                 amount subject to charge)
---------------------------  ---------------------------------
First                                       4.0%
Second                                      4.0%
Third                                       3.0%
Fourth                                      3.0%
Fifth                                       2.0%
Sixth                                       1.0%
Thereafter                                  None*
----------------------------------------------------------------

* As described more fully below, Class B Shares automatically convert to Class A Shares six years after the beginning of the calendar month of your purchase.

      Waiver of Contingent Deferred Sales Charge. The contingent deferred sales charge will be waived: (i) following your death or initial determination of disability (as defined in the Internal Revenue Code of 1986, as amended); or
(ii) to the extent that the redemption represents a minimum required distribution from your individual retirement account or other retirement plan. The waiver with respect to (i) above is only applicable in cases where your account is registered (a) in the name of an individual person, (b) as a joint tenancy with rights of survivorship, (c) as community property or (d) in the name of a minor child under the Uniform Gifts or Uniform Transfers to Minors Act. You, or your representative must notify the Fund's transfer agent (the "Transfer Agent") prior to the time of redemption if such circumstances exist and you are eligible for this waiver. For information on the imposition and waiver of the contingent deferred sales charge, contact the Transfer Agent.

      Automatic Conversion to Class A Shares. Six years after the beginning of the calendar month of your purchase, such Class B Shares will automatically convert to Class A Shares and will no longer be subject to the higher distribution and service fees. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The conversion is not a taxable event to you.

      For purposes of conversion to Class A Shares, shares received as dividends and other distributions paid on Class B Shares in your account will be considered to be held in a separate sub-account. Each time any Class B Shares in your account convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares.

      You may also purchase Class B Shares through a Systematic Purchase Plan. Contact your securities dealer or Shareholder Servicing Agent for details.

Purchases by Exchange

      You may exchange shares of any other Flag Investors fund with the same sales charge structure for an equal dollar amount of Class A or Class B Shares, as applicable, without payment of the sales charges described above or any other charge. In addition, you may exchange Class A shares of any Flag Investors fund with a lower sales charge (with the exception of Flag Investors Cash Reserve Prime Class A Shares) for an equal dollar amount of Class A Shares if you have owned the shares you are redeeming for at least 24 months. If you have owned them for less than 24 months, you may exchange them for Class A Shares if you pay the difference in sales charges. You may enter both your redemption and purchase orders on the same Business Day or, if you have already redeemed the shares of the other fund, you may enter your purchase order within 90 days of the redemption.

      When you acquire Fund shares through an exchange from another fund in the Flag Investors family of funds, the Fund will combine the period for which the original shares were held prior to the exchange with the holding period of the shares acquired in the exchange for purposes of determining what, if any, contingent deferred sales charge is applicable upon a redemption of any such shares.

                                                                               9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      The net asset value of shares purchased and redeemed in an exchange request received on the same Business Day will be determined on that day, provided that the exchange request is received prior to 4:00 p.m. (Eastern
Time) or the close of the New York Stock Exchange, whichever is earlier. Exchange requests received after 4:00 p.m. (Eastern Time) will be effected on the next Business Day.

      You may exercise this exchange privilege with respect to other Flag Investors funds by telephone. (See "Telephone Transactions" below.)

      The Fund may modify or terminate this offer of exchange at any time on 60 days' prior written notice.

Purchases Through Automatic Investing Plan

      You may elect to have a specified amount invested monthly or quarterly in either Class A Shares or Class B Shares. The amount specified will be withdrawn from your checking account using a pre-authorized check and will be invested in the class of shares selected, at the applicable Offering Price determined on the date the amount is available for investment. Participation in the Automatic Investing Plan may be discontinued either by you or the Fund upon 30 days' prior written notice to the other party. If you wish to enroll in the Automatic Investing Plan or if you wish to obtain additional purchase information, complete the appropriate section of the Application Form attached to this Prospectus.

Purchases Through Dividend Reinvestment

      Unless you elect otherwise, all income dividends and net capital gains distributions will be reinvested in additional Fund shares of the same class at net asset value. You may elect to receive your distributions in cash or to terminate automatic reinvestment by completing the appropriate section of the attached Application Form or by giving written notice to the Transfer Agent at the address listed on page 16 of this Prospectus, either directly or through your securities dealer or Shareholder Servicing Agent, at least five days before the next date on which dividends or distributions will be paid.

      You may also have your distributions invested in shares of other funds in the Flag Investors family of funds. Call your securities dealer or the Transfer Agent for additional information.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

      You may redeem all or part of your investment on any Business Day through your securities dealer, your Shareholder Servicing Agent or the Transfer Agent. You may redeem up to $50,000 of either class by telephone. (See "Telephone Transactions" below.) A redemption order is effected at the net asset value per share (reduced by any applicable contingent deferred sales charge) next determined after receipt of your order (or, if stock certificates have been issued for the shares to be redeemed, after you tender the stock certificates for redemption). Redemption orders received after 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier, will be effected at the net asset value next determined on the following Business Day. You will be paid for redeemed shares by check which will be mailed within seven days after your redemption order is received in proper form.

      The Transfer Agent, your securities dealer or your Shareholder Servicing Agent may require the following documents in order to redeem your shares:

1) A letter of instructions, specifying your account number and the number of shares or dollar amount to be redeemed, signed by all owners of the shares in the exact names in which the account is maintained;

2) For redemptions in excess of $50,000, a guarantee of your signature by a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association;

3) If shares are held in certificate form, stock certificates either properly endorsed or accompanied by a duly executed stock power for shares to be redeemed; and

4) Any additional documents required for redemption by corporations, partnerships, trusts or fiduciaries.

      Dividends payable up to the date of redemption of shares will be paid on the next dividend payable date. If all of the shares in your account have been redeemed on a dividend payable date, the dividend will be remitted to you by check.

      The Fund has the power, under its Articles of Incorporation, to redeem your account upon 60 days' notice if its value falls below $500 due to your redemptions.

Systematic Withdrawal Plan

      If you hold Class A Shares or Class B Shares having a value of $10,000 or more, you may arrange to

10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
have a portion of your shares redeemed monthly or quarterly under the Fund's Systematic Withdrawal Plan. Such payments are drawn from income dividends, and to the extent necessary, from share redemptions (which would be a return of principal and, if reflecting a gain, would be taxable). If redemptions continue, your account may eventually be exhausted. Because Class A Share purchases include a sales charge that will not be recovered at the time of redemption, you should not have a withdrawal plan in effect at the same time you are making recurring purchases. In addition, you may be subject to a contingent deferred sales charge upon redemption of Class B Shares. (See "How to Invest in the Fund -- Class B Shares.") If you wish to participate in the Fund's Systematic Withdrawal Plan, complete the appropriate section of the Application Form attached to this Prospectus.


TELEPHONE TRANSACTIONS
--------------------------------------------------------------------------------

      You may redeem shares of either class in amounts up to $50,000 or exchange shares in any amount, by notifying the Transfer Agent by telephone on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time). Telephone transaction privileges are automatic unless you specifically request that no telephone redemptions or exchanges be accepted for your account. This election may be made on the Application Form or at any time thereafter by completing and returning appropriate documentation supplied by the Transfer Agent.

      A telephone exchange or redemption placed by 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier, is effective that day. Telephone orders placed after 4:00 p.m. (Eastern Time) will be effected at the net asset value (less any applicable contingent deferred sales charge on redemptions) as next determined on the following Business Day.

      The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions com-municated by telephone are genuine. These procedures include requiring you to provide certain personal identification information at the time your account is opened and prior to effecting each transaction requested by telephone. You may be required to provide additional telecopied instructions. If these procedures are employed, neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine. Your telephone transaction request will be recorded.

      During periods of extreme economic or market changes, you may experience difficulty in effecting telephone transactions. In such event, requests should be made by mail. Shares held in certificate form may not be exchanged or redeemed by telephone. (See "How to Invest in the Fund -- Purchases by Exchange" and "How to Redeem Shares.")

DIVIDENDS AND TAXES

--------------------------------------------------------------------------------
Dividends and Distributions

      The Fund's policy is to distribute to shareholders substantially all of its taxable net investment income in the form of quarterly dividends. The Fund normally will distribute to shareholders any net capital gains on an annual basis.

Tax Treatment of Dividends and Distributions

      The following summary of certain federal income tax consequences affecting the Fund and its shareholders is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local tax treatment of the Fund or the shareholders, and the discussion here is not intended as a substitute for careful tax planning. Accordingly, you are urged to consult with your tax advisor regarding specific questions.

      The Statement of Additional Information sets forth further information concerning taxes.

      The Fund has been and expects to continue to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders. Unless you are otherwise exempt, you will be generally subject to federal income tax on the amounts distributed to you, regardless of whether such distributions are paid in cash or reinvested in additional shares.

      You will be taxed on distributions from the Fund out of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, as gains from the sale or exchange of a capital asset held for more than one year regardless of the length of


                                                                              11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
time you have held the shares. You will be taxed on all other income distributions as ordinary income. If you are a corporate shareholder, you may be entitled to the dividends received deduction on a portion of dividends received from the Fund. You will be advised annually as to the federal income tax status of all distributions.

      Ordinarily, you should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by you and paid by the Fund in the year in which the dividends were declared.

      The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

      The sale, exchange or redemption of Fund shares is a taxable event for you.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

      The overall business and affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's executive officers, to the Fund's advisors and to the Distributor. A majority of the Directors are not affiliated with the Fund's advisors or the Distributor.

INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------------------------------------------------

      Investment Company Capital Corp. ("ICC" or the "Advisor") is the Fund's investment advisor and Alex. Brown Investment Management ("ABIM" or the "Sub-Advisor") is the Fund's sub-advisor. ICC is also the investment advisor to other mutual funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc., which funds had approximately $6.1 billion of net assets as of December 31, 1997. ABIM is a registered investment advisor with approximately $7.2 billion under management as of December 31, 1997.

      Pursuant to the terms of the Investment Advisory Agreement, ICC is responsible for supervising and managing all of the Fund's operations. Under the Investment Advisory and Sub-Advisory Agreements, ICC delegates to ABIM certain of its duties, provided that ICC continues to supervise the performance of ABIM and report thereon to the Fund's Board of Directors. Pursuant to the terms of the Sub-Advisory Agreement, ABIM is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of commission rates under standards established and periodically reviewed by the Board of Directors. The Board has established procedures under which ABIM may allocate transactions to certain affiliates, provided that compensation to such affiliates on each transaction is reasonable and fair compared to the commission, fee or other remuneration received or to be received by other broker-dealers in connection with comparable transactions involving similar securities during a comparable period of time. In addition, consistent with NASD Rules, and subject to seeking the most favorable price and execution available and such other policies as the Board may determine, ABIM may consider services in connection with the sale of shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

      As compensation for providing investment advisory services to the Fund for the fiscal year ended December 31, 1997, ICC received a fee equal to 0.70% of the Fund's average daily net assets. From such amounts ICC paid ABIM a fee equal to 0.49% of the Fund's average daily net assets. ICC may from time to time voluntarily waive a portion of its fee to improve performance.

      ICC is an indirect subsidiary of Bankers Trust New York Corporation. ABIM is a limited partnership affiliated with the Advisor. Buppert, Behrens & Owen, Inc., a company organized and owned by three employees of ABIM, owns a 49% limited partnership interest and a 1% general partnership interest in ABIM. BT Alex. Brown owns a 1% general partnership interest in ABIM and BT Alex. Brown Holdings owns the remaining 49% limited partnership interest.

      ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. An affiliate of ICC serves as the Fund's custodian. (See "Custodian, Transfer Agent and Accounting Services.")

Portfolio Managers

      Messrs. Bruce E. Behrens and Liam D. Burke have shared primary responsibility for managing the

12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fund's assets since May 1, 1997. From the Fund's inception through April 30, 1997, Mr. Behrens shared that responsibility with Hobart C. Buppert, II, who remains at ABIM.

      Bruce E. Behrens -- 30 Years' Investment Experience

      Mr. Behrens has been a Vice President and a Principal of ABIM since 1981. Prior to joining ABIM, Mr. Behrens was a Senior Vice President and Principal of Corbyn Associates from 1978 to 1981 and a Vice President at Investment Counselors of Maryland from 1972 to 1978. Prior thereto, he was a Securities Analyst at Citibank from 1968 to 1972. Mr. Behrens received his B.A. from Denison University in 1966 and an M.B.A. from the University of Michigan in 1968. He is a member and past President of the Baltimore Security Analysts Society and a member of the Financial Analysts Federation.

      Liam D. Burke -- 9 Years' Investment Experience

      Mr. Burke joined ABIM in 1994 with primary responsibility as a telecommunications analyst for the Fund. Prior to joining ABIM, Mr. Burke worked as a telecommunications industry analyst at a regional broker-dealer, Ferris, Baker, Watts, Inc., from 1992 to 1994 and as managing director of Frey & Co., a Baltimore-based private investment bank, from 1989 to 1992. Mr. Burke began his professional career at AT&T and spent eight years in positions that included operations, regional staff management and national account sales. He is a graduate of Georgetown University and received his MBA from The George Washington University.

DISTRIBUTOR
--------------------------------------------------------------------------------

      ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") has served as distributor for each class of the Fund's shares since August 31, 1997. The Distributor is a registered broker-dealer that offers distribution services to a variety of registered investment companies including other funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc. The Distributor is not affiliated with the Advisors.

      The Fund has adopted two separate Plans of Distribution, one with respect to the Class A Shares and one with respect to the Class B Shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act. In addition, the Fund may enter into Shareholder Servicing Agreements with certain financial institutions, including certain banks and BT Alex. Brown Incorporated, to provide shareholder services, pursuant to which the Distributor may allocate on a proportional basis up to all of its distribution fee as compensation for such financial institutions' ongoing shareholder services. Such financial institutions may charge you separately for these services.

      As compensation for providing distribution services for the Class A Shares for the period from August 31, 1997 through December 31, 1997, the Distributor received a fee equal to 0.25% (annualized) of the Class A Shares' average daily net assets.

      As compensation for providing distribution and shareholder servicing for the Class B Shares for the period from August 31, 1997 through December 31, 1997, the Distributor received a distribution fee equal to 0.75% (annualized) of the Class B Shares' average daily net assets and a shareholder servicing fee equal to 0.25% (annualized) of the Class B Shares' average daily net assets. The distribution fee is used to compensate the Distributor for its services and expenses in distributing the Class B Shares. The shareholder servicing fee is used to compensate the Distributor, securities dealers and Shareholder Servicing Agents for services provided and expenses incurred in maintaining your account, responding to your inquiries and providing you with information on your investment.

      Payments under the Plans are made as described above regardless of the Distributor's actual cost of providing distribution services. If the cost of providing distribution services is less than the payments received, the Distributor may retain the unexpended portion of the distribution fee. The Advisor or the Distributor, and their respective affiliates, will make payments from their own resources to securities dealers or Shareholder Servicing Agents. Payments by the Distributor will include additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel).

                                                                              13
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
--------------------------------------------------------------------------------
CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES
--------------------------------------------------------------------------------

      Investment Company Capital Corp. is the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. As compensation for providing accounting services to the Fund for the fiscal year ended December 31, 1997, ICC received a fee equal to 0.02% of the Fund's average daily net assets. Bankers Trust Company, a subsidiary of Bankers Trust New York Corporation, acts as custodian of the Fund's assets. (See the Statement of Additional Information.)

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
      From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return, net of the Fund's maximum sales charge imposed on Class A Shares or including the contingent deferred sales charge imposed on Class B Shares redeemed at the end of the specified period covered by the total return figure, over one-, five- and ten-year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the average annual compounded rates of return over such periods that would equate an assumed initial investment of $1,000 to the ending redeemable value, net of the maximum sales charge and other fees, according to the required standardized calculation. The standardized calculation is required by the SEC to provide consistency and comparability in investment company advertising and is not equivalent to a yield calculation. If the Fund compares its performance to other funds or to relevant indices, the Fund's performance will be stated in the same terms in which such comparative data and indices are stated, which is normally total return rather than yield. For these purposes, the performance of the Fund, as well as the performance of such investment companies or indices, may not reflect sales charges, which, if reflected, would reduce performance results.

      The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Morningstar, Inc., independent services that monitor the performance of mutual funds. The performance of the Fund may also be compared to the Lehman Brothers Government Corporate Bond Index, the Consumer Price Index, the return on 90-day U.S. Treasury bills, the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average. The Fund may also use total return performance data as reported in the following national financial and industry publications that monitor the performance of mutual funds: Money Magazine, Forbes, Business Week, Barrons, Investor's Daily, IBC/Donoghue's Money Fund Report and The Wall Street Journal.

      Performance will fluctuate, and any statement of performance should not be considered as representative of the future performance of the Fund. Performance is generally a function of the type and quality of instruments held by the Fund, operating expenses and market conditions. Any fees charged by banks with respect to customer accounts through which Fund shares may be purchased, although not included in calculations of performance, will reduce performance results.

GENERAL INFORMATION
--------------------------------------------------------------------------------
Capital Shares


      The Fund is an open-end non-diversified management investment company. The Fund reorganized as a Maryland corporation on January 19, 1989 and is authorized to issue 85 million shares of capital stock, with a par value of $.001 per share. Shares of the Fund have equal rights with respect to voting. Voting rights are not cumulative, so the holders of more than 50% of the outstanding shares voting together for election of Directors may elect all the members of the Board of Directors of the Fund. In the event of liquidation or dissolution of the Fund, each share would be entitled to its portion of the Fund's assets after all debts and expenses have been paid. The fiscal year-end of the Fund is December 31.
      The Board of Directors is authorized to establish additional "series" of shares of capital stock, each of which would evidence interests in a separate portfolio of securities, and separate classes of each series of the Fund. The shares offered by this Prospectus have been designated: "Flag Investors Communications Fund Class A Shares" and "Flag Investors Communications


14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fund Class B Shares." The Board has no present intention of establishing any additional series of the Fund but the Fund does have two other classes of shares in addition to the shares offered hereby: "Flag Investors Communications Fund Institutional Shares," which are offered by a separate prospectus and "Flag Investors Communications Fund Class D Shares," which are not currently being offered. Additional information concerning the Fund's Institutional
Shares may be obtained by calling the Fund at (800) 767-FLAG. Different classes of the Fund may be offered to certain investors and holders of such shares may be entitled to certain exchange privileges not offered to Class A or Class B Shares. All classes of the Fund share a common investment objective, portfolio of investments and advisory fee, but to the extent the classes have different distribution/service fees or sales load structures, performance may differ.

Annual Meetings

      Unless required by Maryland law, the Fund does not expect to hold annual meetings of shareholders. However, shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting.

Reports

      The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants, Coopers & Lybrand L.L.P.

Shareholder Inquiries

      If you have questions concerning your shares, you should contact the Fund at (800) 767-FLAG, the Transfer Agent at (800) 553-8080, or your securities dealer or Shareholder Servicing Agent.



                                                                              15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    FLAG INVESTORS COMMUNICATIONS FUND, INC.


                         (Class A and Class B Shares)







                              Investment Advisor
                       INVESTMENT COMPANY CAPITAL CORP.
                               One South Street
                           Baltimore, Maryland 21202




            Sub-Advisor                                    Distributor
 ALEX. BROWN INVESTMENT MANAGEMENT                    ICC DISTRIBUTORS, INC.
         One South Street                                 P.O. Box 7558
     Baltimore, Maryland 21202                        Portland, Maine 04101




          Transfer Agent                             Independent Accountants
 INVESTMENT COMPANY CAPITAL CORP.                    COOPERS & LYBRAND L.L.P.
         One South Street                            2400 Eleven Penn Center
     Baltimore, Maryland 21202                  Philadelphia, Pennsylvania 19103
          1-800-553-8080




           Custodian                                     Fund Counsel
     BANKERS TRUST COMPANY                        MORGAN, LEWIS & BOCKIUS LLP
      130 Liberty Street                            2000 One Logan Square
   New York, New York 10006                     Philadelphia, Pennsylvania 19103


16
--------------------------------------------------------------------------------

                   FLAG INVESTORS COMMUNICATIONS FUND, INC.
                            NEW ACCOUNT APPLICATION

--------------------------------------------------------------------------------

Make check payable to "Flag Investors Communications Fund, Inc." and mail with this Application to:
 Flag Investors Funds
 P.O. Box 419663
 Kansas City, MO 64141-6663
 Attn: Flag Investors Communications Fund, Inc.


For assistance in completing this Application please call: 1-800-553-8080 Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time).

To open an IRA account, please call 1-800-767-3524 for an IRA information kit.

I wish to purchase the following class of shares of the Fund, in the amount indicated below. (Please check the applicable box and indicate amount of purchase)

[ ] Class A Shares (4.5% maximum initial sales charge) in the amount of $ ____________

[ ] Class B Shares (4.0% maximum contingent deferred sales charge) in the amount of $ _________________


                    Your Account Registration (Please Print)


Existing Account No., if any:  __________________________________

Individual or Joint Tenant


__________________________________________________________________
First Name          Initial                  Last Name


__________________________________________________________________
Social Security Number


__________________________________________________________________
Joint Tenant        Initial                  Last Name



Corporations, Trusts, Partnerships, etc.

__________________________________________________________________
Name of Corporation, Trust or Partnership


_________________      _________________________________________________
Tax ID Number          Date of Trust


__________________________________________________________________
Name of Trustees (If to be included in the Registration)


__________________________________________________________________
For the Benefit of

Gifts to Minors

__________________________________________________________________
Custodian's Name (only one allowed by law)


__________________________________________________________________
Minor's Name (only one)


__________________________________________________________________
Social Security Number of Minor


under the __________________ Uniform Gifts to Minors Act
          State of Residence


Mailing Address


__________________________________________________________________
Street


__________________________________________________________________
City                                     State          Zip

(____)____________________________________________________________
Daytime Phone

               Letter of Intent -- Class A Shares only (Optional)


[ ] I agree to the Letter of Intent and Escrow Agreement set forth in the accompanying prospectus. Although I am not obligated to do so, I intend to invest over a 13-month period in Class A Shares, as shown below, in an aggregate amount at least equal to:
    [ ] $50,000  [ ] $100,000  [ ] $250,000  [ ] $500,000  [ ] $1,000,000

             Right of Accumulation -- Class A Shares only (Optional)


List the Account numbers of other Flag Investors Funds that you or your immediate family already own that qualify for reduced sales charges.

    Fund Name       Account No.         Owner's Name           Relationship

_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

_______________________________________________________________________________

                              Distribution Options


Please check the appropriate boxes. If none of the options are selected, all distributions will be reinvested in additional shares of the same class of the Fund at no sales charge.

          Income Dividends                   Capital Gains

     [ ] Reinvested in additional shares     [ ] Reinvested in additional shares
     [ ] Paid in Cash                        [ ] Paid in Cash
Call (800) 553-8080 for information about reinvesting your dividends in other funds in the Flag Investors Family of Funds.

                       Automatic Investing Plan (Optional)


[ ] I authorize you as Agent for the Automatic Investing Plan to automatically invest $____________ in Class A Shares or $___________ in Class B Shares for me, on a monthly or quarterly basis, on or about the 20th of each month or if quarterly, the 20th of January, April, July and October, and to draw a bank draft in payment of the investment against my checking account. (Bank drafts may be drawn on commercial banks only.)

Minimum Initial Investment: $250 per class
Subsequent Investments (check one):   [ ] Monthly ($100 minimum per class)
                                      [ ] Quarterly ($250 minimum per class)

                                                   Please attach a voided check.

__________________________________     _________________________________________
Bank Name                              Depositor's Signature             Date


__________________________________     _________________________________________
Existing Flag Investors Fund Account   Depositor's Signature              Date
No., if any                            (if joint acct., both must sign)


                      Systematic Withdrawal Plan (Optional)


[ ] Beginning the month of ____________, 19__ please send me checks on a monthly or quarterly basis, as indicated below, in the amount of (complete as applicable) $___________ from Class A Shares and/or $___________ from Class B Shares that I own, payable to the account registration address as shown above. (Participation requires minimum account value of $10,000 per class.)

     Frequency (check one):   [ ] Monthly   [ ] Quarterly (January, April, July
                                                and October)


                             Telephone Transactions


I understand that I will automatically have telephone redemption privileges (for amounts up to $50,000) and telephone exchange privileges (with respect to other Flag Investors Funds) unless I mark one or both of the boxes below:

     No, I/We do not want:   [ ] Telephone redemption privileges
                             [ ] Telephone exchange privileges

Redemptions effected by telephone will be mailed to the address of record. If you would prefer redemptions mailed to a pre-designated bank account, please provide the following information:

 Bank:   _________________________    Bank Account No.: ________________________
Address: _________________________   Bank Account Name: ________________________
         _________________________

                      Signature and Taxpayer Certification

--------------------------------------------------------------------------------
The Fund may be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholders who fail to provide the information and/or certifications required below. This backup withholding is not an additional tax, and any amounts withheld may be credited against your ultimate U.S. tax liability.


By signing this Application, I hereby certify under penalties of perjury that the information on this Application is complete and correct and that as required by federal law: (Please check applicable boxes)
[ ] U.S. Citizen/Taxpayer:
    [ ] I certify that (1) the number shown above on this form is the correct
        Social Security Number or Tax ID Number and (2) I am not subject to any backup withholding either because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
    [ ] If no Tax ID Number or Social Security Number has been provided above, I have applied, or intend to apply, to the IRS or the Social Security Administration for a Tax ID Number or a Social Security Number, and I understand that if I do not provide either number to the Transfer Agent within 60 days of the date of this Application or if I fail to furnish my correct Social Security Number or Tax ID Number, I may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9. You may request such form by calling the Transfer Agent at 800-553-8080).
[ ] Non-U.S. Citizen/Taxpayer:
    Indicated country of residence for tax purposes:___________________________ Under penalties of perjury, I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the Internal Revenue Service.
--------------------------------------------------------------------------------

I have received a copy of the Fund's prospectus. I acknowledge that the telephone redemption and exchange privileges are automatic and will be effected as described in the Fund's current prospectus (see "Telephone Transactions"). I also acknowledge that I may bear the risk of loss in the event of fraudulent use of such privileges. If I do not want telephone redemption or exchange privileges, I have so indicated on this Application.

--------------------------------------------------------------------------------
The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
--------------------------------------------------------------------------------

__________________________________    __________________________________________
Signature                 Date        Signature (if joint acct., both    Date
                                      must sign)
--------------------------------------------------------------------------------
 For Dealer Use Only

Dealer's Name:    ______________________    Dealer Code: _______________________
Dealer's Address: ______________________    Branch Code: _______________________
                  ______________________
Representative:   ______________________    Rep. No.:    _______________________

                   FLAG INVESTORS TELEPHONE INCOME FUND, INC.
                             (Institutional Shares)

                              Cross Reference Sheet

                                February 27, 1998

Items Required by Form N-1A



Part A                Information Required in Prospectus                        Registration Statement Heading
------                ----------------------------------                        ------------------------------


Item 1.               Cover Page                                                Cover Page

Item 2.               Synopsis                                                  Fee Table

Item 3.               Condensed Financial Information                           Financial Highlights (Class A Shares)

Item 4.               General Description of Registrant                         Investment Program;
                                                                                Investment Restrictions;
                                                                                General Information

Item 5.               Management of the Fund                                    Management of the Fund;
                                                                                Investment Advisor and
                                                                                Sub Advisor; Distributor;
                                                                                Custodian; Transfer
                                                                                Agent and Accounting Services

Item 5A.              Management's Discussion of Fund Performance               *

Item 6.               Capital Stock and Other Securities                        Cover Page;
                                                                                Dividends and Taxes;
                                                                                General Information

Item 7.               Purchase of Securities Being Offered                      How to Invest in Institutional Shares


Item 8.               Redemption or Repurchase                                  How to Redeem Institutional Shares

Item 9.               Pending Legal Proceedings                                 **

------------------
* Information required by Item 5A with respect to the Fund's Institutional Shares when available will be contained in the Fund's Annual Report to Shareholders.

**   Omitted since the answer is negative or the item is not applicable.




Part B                Information Required in a Statement
------                of Additional Information                                 Registration Statement Heading
                      -------------------------                                 ------------------------------

Item 10.              Cover Page                                                Cover Page

Item 11.              Table of Contents                                         Table of Contents

Item 12.              General Information and History                           General Information
                                                                                and History

Item 13.              Investment Objectives and Policies                        Investment Objectives,
                                                                                Policies and Risk
                                                                                Considerations

Item 14.              Management of the Fund                                    Management of
                                                                                the Fund

Item 15.              Control Persons and Principal Holders                     Control Persons and
                      of Securities                                             Principal Holders of
                                                                                Securities

Item 16.              Investment Advisory and Other                             Investment Advisory and
                      Services                                                  Other Services;
                                                                                Custodian, Transfer Agent and
                                                                                Accounting Services

Item 17.              Brokerage Allocation                                      Brokerage

Item 18.              Capital Stock and Other Securities                        Capital Shares;
                                                                                Semi-Annual Reports

Item 19.              Purchase, Redemption and Pricing of                       Valuation of Shares
                      Securities Being Offered                                  and Redemption

Item 20.              Tax Status                                                Federal Tax Treatment of
                                                                                Dividends and
                                                                                Distributions

Item 21.              Underwriters                                              Distribution of Fund
                                                                                Shares

Item 22.              Calculation of Performance Data                           Performance Information

Item 23.              Financial Statements                                      Financial Statements (except
                                                                                Institutional Shares)

Part C                Other Information
------                -----------------

                  Part C contains the information required by the items contained therein under the items set forth in the form.

--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]


                            COMMUNICATIONS FUND, INC.


                             (Institutional Shares)
             (formerly, Flag Investors Telephone Income Fund, Inc.)


                     Prospectus & Application -- May 1, 1998

--------------------------------------------------------------------------------


This mutual fund (the "Fund") is designed to maximize total return. The Fund will seek to achieve this objective through a combination of long-term growth of capital and, to a lesser extent, current income. In seeking to achieve this objective, the Fund invests primarily in common stock, securities convertible thereto and debt obligations of companies in the communications field.

Flag Investors Institutional Shares of the Fund ("Institutional Shares") are available through your securities dealer or the Fund's transfer agent and may be purchased only by eligible institutions or by clients of investment advisory affiliates of BT Alex. Brown Incorporated ("BT Alex. Brown"). (See "How to Invest in Institutional Shares.")

This Prospectus sets forth basic information that you should know about the Fund prior to investing. You should retain it for future reference. A Statement of Additional Information dated May 1, 1998 has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 767-FLAG.


TABLE OF CONTENTS


Fee Table .....................................     1
Financial Highlights ..........................     2
Investment Program ............................     4
Investment Restrictions .......................     6
How to Invest in Institutional Shares .........     6
How to Redeem Institutional Shares ............     7
Telephone Transactions ........................     7
Dividends and Taxes ...........................     7
Management of the Fund ........................     8
Investment Advisor and Sub-Advisor ............     8
Distributor ...................................     9
Custodian, Transfer Agent and
   Accounting Services ........................    10
Performance Information .......................    10
General Information ...........................    10
Application ...................................    A-1



THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


Flag Investors Funds
P.O. Box 515
Baltimore, Maryland 21203

--------------------------------------------------------------------------------
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
       EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------
Shareholder Transaction Expenses:

Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price) ........................................    None
Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price) ........................................    None
Maximum Deferred Sales Charge (as a percentage of original purchase price
 or redemption proceeds, whichever is lower) ................................    None
Annual Fund Operating Expenses (as a percentage of average daily net assets):
Management Fees .............................................................    0.70%
12b-1 Fees ..................................................................    None
Other Expenses ..............................................................    0.16%
                                                                                ------
Total Fund Operating Expenses ...............................................    0.86%
                                                                                ======


Example:                                                    1 year     3 years
---------------------------------------------------------   --------   --------
You would pay the following expenses on a $1,000 invest-
ment, assuming (1) 5% annual return and (2) redemption at
the end of each time period: ............................   $9         $27

The Expenses and Example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.


     The purpose of the above table is to describe the various costs and expenses that you will bear indirectly when you invest in Institutional Shares. If you purchase Institutional Shares through a financial institution, you may be charged separate fees by that institution. The Expenses and Example for the Institutional Shares, which have been offered since __________ , 1998, are based on the Fund's expenses for the Class A Shares, another class of shares offered by the Fund, less the 12b-1 fees charged to that class.


                                                                               1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The Fund has offered the Institutional Shares since _________ , 1998. However, the Fund has offered Class A Shares since January 18, 1984. Historical financial information is not fully applicable to the Institutional Shares because the expenses paid by the Fund in the past differ from those the Institutional Shares will incur. (See "Fee Table.") Nevertheless, historical information about the Fund may be useful to investors if they take into account the differences in expenses. Accordingly, the financial highlights included in the following table are a part of the Fund's financial statements for the Class A Shares for the periods indicated and have been audited by Coopers & Lybrand L.L.P., independent accountants. The financial statements and financial highlights for the Class A Shares for the year ended December 31, 1997 and the report thereon of Coopers & Lybrand L.L.P. are included in the Statement of Additional Information. Additional performance information for the Class A Shares is contained in the Fund's Annual Report for the fiscal year ended December 31, 1997, which can be obtained at no charge by calling the Fund at
(800) 767-FLAG.

(For a share outstanding throughout each year)

--------------------------------------------------------------------------------

                                                                                     Class A Shares
                                                           ------------------------------------------------------------------
                                                               1997            1996             1995               1994
                                                           ------------   -------------   ----------------   ----------------
Per Share Operating Performance:
 Net asset value at beginning of year ..................   $  15.59        $  14.87         $  12.30           $  13.70
                                                           --------        --------         --------           --------
Income from Investment Operations:
 Net investment income .................................       0.27            0.27             0.40               0.41
 Net realized and unrealized gain/(loss) on investments.       5.41            1.67             3.58              (1.27)
                                                           --------        --------         --------           --------
 Total from Investment Operations ......................       5.68            1.94             3.98              (0.86)
                                                           --------        --------         --------           --------
Less Distributions:
 Dividends from net investment income and net
   realized short-term gains ...........................      (0.40)          (0.38)           (0.41)             (0.44)
 Distributions from net realized mid-term and
   long-term gains .....................................      (1.50)          (0.84)           (1.00)             (0.10)
                                                           --------        --------         --------           --------
 Total distributions ...................................      (1.90)          (1.22)           (1.41)             (0.54)
                                                           --------        --------         --------           --------
 Net asset value at end of year ........................   $  19.37        $  15.59         $  14.87           $  12.30
                                                           ========        ========         ========           ========
Total Return(3) ........................................      37.36%          13.46%           33.44%             (6.32)%
Ratios to Average Daily Net Assets:
 Expenses ..............................................       1.11%           1.14%            0.93%(4)           0.92%(4)
 Net investment income .................................       1.07%           1.74%            2.85%(5)           3.14%(5)

Supplemental Data:
 Net assets at end of year (000) .......................   $622,865        $505,371         $492,454           $435,805
 Portfolio turnover rate ...............................         26%             20%              24%                23%
 Average commissions per share(6) ......................   $ 0.0598        $ 0.0696               --                 --

--------------------------------------------------------------------------------

(1) Restated for two-for-one stock split, effected in the form of a stock dividend to shareholders of record on October 27, 1989.
(2) Investment Company Capital Corp. became Investment Advisor to the Fund on January 19, 1989.
(3) Total return excludes the effect of sales charge.
(4) Without the waiver of advisory fees, the ratio of expenses to average daily net assets would have been .99%, .99%, .98%, 1.07%, 1.17%, 1.13% and 1.07%
    for the years ended December 31, 1995, 1994, 1993, 1992, 1991, 1990 and
    1989, respectively.
(5) Without the waiver of advisory fees, the ratio of net investment income to average daily net assets would have been 2.79%, 3.07%, 3.06%, 3.66%, 4.13%, 4.32% and 4.28% for the years ended December 31, 1995, 1994, 1993,
    1992, 1991, 1990 and 1989, respectively.
(6) Disclosure is required for fiscal years beginning after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS(concluded)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                              Class A Shares
                    -----------------------------------
                      For the Year Ended December 31,
                    -----------------------------------
       1993               1992               1991              1990           1989(1)(2)        1988(1)       1987(1)
-----------------   ----------------   ----------------  ----------------  ----------------  ------------   -----------

    $  12.20           $ 11.28            $  9.57          $  10.98          $   8.24        $   7.50        $  7.84
    --------           --------           --------         --------          --------        --------        -------


        0.42              0.42               0.45              0.46              0.52            0.46           0.43
        1.78              0.93               1.74             (1.29)             3.38            0.97          (0.30)
    --------          --------           --------          --------          --------        --------        -------
        2.20              1.35               2.19             (0.83)             3.90            1.43           0.13
    --------          --------           --------          --------          --------        --------        -------

       (0.42)            (0.42)             (0.46)            (0.45)            (0.52)          (0.46)         (0.42)
       (0.28)            (0.01)             (0.02)            (0.13)            (0.64)          (0.23)         (0.05)
    --------          --------           --------          --------          --------        --------        -------
       (0.70)            (0.43)             (0.48)            (0.58)            (1.16)          (0.69)         (0.47)
    ---------         --------           --------          --------          --------        --------        -------
    $  13.70          $  12.20           $  11.28          $   9.57          $  10.98        $   8.24        $  7.50
    =========         ========           ========          ========          ========        ========        =======
       18.12%            12.35%             23.08%            (7.55)%           48.86%          19.90%          1.51%


        0.92%(4)          0.92%(4)           0.92%(4)          0.92%(4)          0.93%(4)        0.92%          0.88%
        3.12%(5)          3.81%(5)           4.38%(5)          4.54%(5)          4.41%(5)        5.35%          5.37%

    $469,163          $307,641           $238,571          $177,963          $162,449        $102,483        $94,650
          14%                6%                 7%                2%               27%             11%             4%
          --                --                 --                --                --              --             --


                                                                               3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PROGRAM
--------------------------------------------------------------------------------
Investment Objective, Policies and Risk
Considerations

      The Fund's investment objective is to maximize total return. The Fund will seek to achieve this objective through a combination of long-term growth of capital and, to a lesser extent, current income. In seeking this objective, the Fund invests primarily in common stock, securities convertible thereto and debt obligations of companies in the communications field. For this purpose, companies would be considered to be in the "communications field" if they were engaged in the research, development, manufacture or sale of communications services, technology, equipment or products. Effective communication through the transmission of voice, pictures and data is becoming increasingly important and the communications field now embraces a wide variety of products and services, such as local and long distance telephone service, wireless service (e.g. cellular telephone or paging services), video, telecommunications equipment, media, and information technology. There can be no assurance that the Fund's investment objective will be met. Concentration in the communications field will subject the Fund to the risks associated with that field (e.g., regulatory and technological change) and may result in greater fluctuation in the Fund's net asset value than is experienced in less concentrated portfolios. The Fund will be non-diversified for purposes of the Investment Company Act of 1940 (the "Investment Company Act") which means that the performance of one or a small number of portfolio holdings can affect overall performance more than would otherwise be the case.
      The Fund's investment advisors believe that investing in a portfolio of securities of companies in the communications field affords an attractive opportunity for achieving the Fund's investment objective. The Fund's emphasis is investment in companies offering products and services that both support traditional communications and facilitate new information-based applications. Information technology combines data processing and telecommunications to support more efficient and economical business processes and consumer activities. The rapidly improving performance and declining cost of transmission have helped the global expansion of information technology. For example, businesses have an increasing need to connect to remote users such as employees, suppliers and customers. Customers are increasingly relying on telephone-based applications like on-line banking and shopping to save time and money.
      Worldwide telecommunications market expansion will create opportunities for established and emerging providers of telecommunications products and services. Although new, high growth technologies are being adopted at an increasing rate, commercial acceptance still lags the introduction of new products and services. Traditional communications companies, such as telephone companies, are positioned to serve the existing and developing needs of their customer base with a combination of current and new offerings. Evolving user requirements have also led to the development of separate industry segments, outside the local telephone and long distance businesses, which enable non-traditional telecommunications providers a chance to benefit from the growing worldwide demand for voice, data and video services.
      Under normal market conditions at least 65% of the Fund's total assets will be invested in common stock, securities convertible thereto and debt obligations of companies in the communications field. Depending on the circumstances, the Fund may temporarily and for defensive purposes invest up to 100% of its net assets in money market instruments and in other income-producing securities.

      In general, the Fund will invest in investment grade debt obligations that are rated, at the time of purchase, BBB or higher by Standard and Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, determined to be of comparable quality by the Fund's investment advisors, under criteria approved by the Fund's Board of Directors. Investment grade securities (securities rated BBB or higher by S&P or Baa or higher by Moody's) are generally thought to provide the highest credit quality and the smallest risk of default. Securities rated BBB by S&P or Baa by Moody's have speculative characteristics. Up to 10% of the Fund's total assets (measured at the time of the investment) may be invested in lower quality debt obligations (securities rated BB or lower by S&P or Ba or lower by Moody's and unrated securities of comparable quality). Securities that were investment grade at the time of purchase but are subsequently downgraded to BB/Ba or lower will be included in the 10% category. In the event any security owned by the Fund is downgraded, the Fund's investment advisors will review the situation and take appropriate action, but will not be automatically required to sell any such security. If such a downgrade causes the 10% limit to be exceeded, the Fund will be precluded from investing further in debt obligations that are below investment grade. (See "Investments in Non-Investment Grade Securities" below.)

Investments in Non-Investment Grade Securities
      Lower rated debt obligations, also known as "junk bonds," are considered to be speculative and involve

4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
greater risk of default or price changes due to changes in the issuer's creditworthiness. Securities in the lowest rating category that the Fund may purchase (securities rated C by either S&P or Moody's) may present a particular risk of default, or may be in default or arrears in the payment of principal and interest. In addition, C-rated securities may be regarded as having extremely poor prospects of ever attaining any real investment standing. Yields and market values of these bonds will fluctuate over time reflecting changing interest rates and the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated bonds may decline in value, regardless of prevailing interest rates. Accordingly, adverse economic developments, including a recession or substantial period of rising interest rates, may disrupt the high-yield bond market, affecting both the value and liquidity of such bonds. The market prices of these securities may fluctuate more than those of higher rated securities, and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. An economic downturn could adversely affect the ability of issuers of such bonds to make payments of principal and interest to a greater extent than issuers of higher rated bonds might be affected. The ratings categories of S&P and Moody's are described more fully in the Appendix to the Statement of Additional Information.

      The following table provides a summary of ratings assigned by S&P to debt obligations in the Fund's portfolio. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended December 31, 1997, presented as a percentage of total investments. These percentages are historical and are not necessarily indicative of the quality of current or future portfolio holdings, which may vary.


           S&P
Rating            Average
-------------   ----------
  AAA           1.68%
  AA            0.00%
  A             0.00%
  BBB           0.00%
  BB            0.88%
  B             0.00%
  Unrated       0.00%


Investments in Repurchase Agreements

      The Fund may agree to purchase U.S. Government securities from creditworthy financial institutions, such as banks or broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Default by or bankruptcy proceedings with respect to the seller may, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

Investment in Securities of Foreign Issuers
      From time to time, the Fund may invest in American Depositary Receipts ("ADRs"), which are interests in securities of foreign companies, and up to 10% of the Fund's total assets in debt and equity securities of issuers not publicly traded in the United States, when the Fund's investment advisors believe that such investments provide good opportunities for achieving income and capital gains without undue risk.

Loans of Portfolio Securities
      The Fund has the right to lend portfolio securities to approved institutional borrowers for the purpose of increasing its net investment income. These loans must be secured continuously by cash or equivalent collateral, or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be a risk of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund's custodian or another affiliate may act as securities lending agent.

Other Investments

      The Fund may write covered call options if each such option is traded on a national securities exchange (and may purchase calls in related closing transactions). The Fund may also invest in securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities") that have been determined to be liquid by the Fund's advisors under standards approved by the Fund's Board of Directors, and may invest up to 10% of its net assets in Rule 144A Securities that are illiquid (see
"Investment Restrictions" in the Statement of Additional Information). Rule
144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.
                                                                               5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

      The following investment restriction is a matter of fundamental policy and may not be changed without shareholder approval. Accordingly, the Fund will not:

1) Invest less than 65% of its total assets in the communications field, except as described in this Prospectus (otherwise the Fund will not concentrate more than 25% of its total assets in securities of issuers in any industry).

      The Fund is subject to further investment restrictions that are set forth in the Statement of Additional Information.

HOW TO INVEST IN INSTITUTIONAL SHARES
-----------------------------------------------------------------------------
      You may purchase Institutional Shares if you are either of the following:

      1. An eligible institution (e.g., a financial institution, corporation, investment counselor, qualified retirement plan, trust, estate or educational, religious or charitable institution). If you are a qualified retirement plan, your initial investment must be at least $1,000,000. If you are any of the other institutions listed, your initial investment must be at least $500,000. You may purchase Institutional Shares through your securities dealer or through any financial institution that is authorized to service shareholder accounts ("Shareholder Servicing Agents"). You may also purchase Institutional Shares by completing the attached Application Form and returning it, together with payment of the purchase price, as instructed.

      2. A client of an investment advisory affiliate of BT Alex. Brown purchasing shares in your investment advisory account. Your initial or subsequent investments may be in any amount. Your investment advisor will assist you in purchasing Institutional Shares.

      You may purchase Institutional Shares on any day on which the New York Stock Exchange is open for business (a "Business Day"). Your purchase order will be executed at a per share purchase price equal to the net asset value next determined after it is received. Purchases made through your securities dealer or Shareholder Servicing Agent must be in accordance with their payment procedures.

      Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

      The net asset value per share is determined daily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. (Eastern Time), on each Business Day. Net asset value per share of a class is calculated by valuing its share of the Fund's assets, deducting all liabilities attributable to that class, and dividing the resulting amount by the number of then outstanding shares of the class. For this purpose, portfolio securities will be given their market value which is normally based on current prices but which may be determined according to "fair value" procedures approved by the Fund's Board of Directors.


Purchases by Exchange

      You may exchange Institutional shares of other Flag Investors funds that you own for an equal dollar amount of Institutional Shares of the Fund by notifying the Fund's transfer agent (the "Transfer Agent") by telephone on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time) (see "Telephone Transactions" below) or by regular or express mail at the address listed on page 12 of this Prospectus. If your shares are held in an account with your securities dealer, Shareholder Servicing Agent or investment advisor, ask them to effect the exchange for you.

      The net asset value of Institutional Shares purchased and redeemed in an exchange request received on the same Business Day will be determined on that day, provided that the exchange request is received prior to 4:00 p.m. (Eastern
Time) or the close of the New York Stock Exchange, whichever is earlier. Exchange requests received after 4:00 p.m. (Eastern Time) will be effected on the next Business Day.

      The Fund may modify or terminate this offer of exchange at any time on 60 days' prior written notice to shareholders.

Other Information

      In the interest of economy and convenience and because of the operating procedures for the Institutional Shares, certificates representing such shares will not be issued.


6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO REDEEM INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

     You may redeem all or part of your investment on any Business Day by transmitting a redemption order through your securities dealer, your Shareholder Servicing Agent or the Transfer Agent. You may also redeem your shares by telephone (in amounts up to $500,000). (See "Telephone Transactions" below.) A redemption order is effected at the net asset value per share next determined after receipt of your order in proper form. Redemption orders received after 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier, will be effected at the net asset value next determined on the following Business Day. You will be paid for redeemed Institutional Shares by wire transfer of funds to your securities dealer, Shareholder Servicing Agent or bank, upon receipt of a duly authorized redemption request as promptly as feasible and, under most circumstances, within three Business Days.

      Dividends payable up to the date of redemption of Institutional Shares will be paid on the next dividend payable date. If all of the shares in your account have been redeemed on a dividend payable date, the dividend will be remitted by wire to your securities dealer, Shareholder Servicing Agent or bank.

      The Fund has the power, under its Articles of Incorporation, to redeem your account upon 60 days' notice if its value falls below $500 due to your redemptions.

TELEPHONE TRANSACTIONS
--------------------------------------------------------------------------------

      You may redeem Institutional Shares in amounts up to $500,000, or exchange Institutional shares of other Flag Investors funds in any amount by notifying the Transfer Agent by telephone on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time). If your shares are held in an account with your securities dealer, Shareholder Servicing Agent or investment advisor, ask them to effect your transaction. Telephone transaction privileges are automatic unless you specifically request that no telephone redemptions or exchanges be accepted for your account. This election may be made on the Application Form or at any time thereafter by completing and returning appropriate documentation supplied by the Transfer Agent.

      A telephone exchange or redemption placed by 4:00 p.m. (Eastern Time) or the close of the New York Stock Exchange, whichever is earlier, is effective that day. Telephone orders placed after 4:00 p.m. (Eastern Time) will be effected at the net asset value next determined on the following Business Day.

      The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring you to provide certain personal identification information at the time your account is opened and prior to effecting each transaction requested by telephone. You may be required to provide additional telecopied instructions. If these procedures are employed, neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine. Your telephone transaction requests will be recorded.

      During periods of extreme economic or market changes, you may experience difficulty in effecting telephone transactions. In such event, requests should be made by express mail or facsimile. (See "How to Invest in Institutional Shares -- Purchases by Exchange" and "How to Redeem Institutional Shares.")


DIVIDENDS AND TAXES

--------------------------------------------------------------------------------
Dividends and Distributions

      The Fund's policy is to distribute to shareholders substantially all of its taxable net investment income in the form of quarterly dividends. The Fund normally will distribute to shareholders any net capital gains on an annual basis.

      Unless you elect otherwise, all income dividends and net capital gains distributions will be reinvested in additional Institutional Shares at net asset value. You may elect to terminate automatic reinvestment by giving written notice to the Transfer Agent at the address listed on page 12 of this Prospectus, either directly or through your securities dealer or Shareholder Servicing Agent, at least five days before the next date on which dividends or distributions will be paid.

                                                                               7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tax Treatment of Dividends and Distributions

      The following summary of certain federal income tax consequences affecting the Fund and its shareholders is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local tax treatment of the Fund or the shareholders, and the discussion here is not intended as a substitute for careful tax planning. Accordingly, you are urged to consult with your tax advisor regarding any specific questions.

      The Statement of Additional Information sets forth further information concerning taxes.


     The Fund has been and expects to continue to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders. Unless you are otherwise exempt, you will be generally subject to federal income tax on the amounts distributed to you, regardless of whether such distributions are paid to you in cash or reinvested in additional Institutional Shares.

      You will be taxed on distributions from the Fund out of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, as gains from the sale or exchange of a capital asset held for more than one year regardless of the length of time you have held the Institutional Shares. You will be taxed on all other income distributions as ordinary income. If you are a corporate shareholder, you may be entitled to the dividends received deduction on a portion of dividends received from the Fund. You will be advised annually as to the federal income tax status of all distributions.

      Ordinarily, you should include all dividends as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by you and paid by the Fund in the year in which the dividends were declared.

      The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

      The sale, exchange or redemption of Institutional Shares is a taxable event for you.


MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
      The overall business and affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's executive officers, to the Fund's investment advisors and its distributor. A majority of the Directors are not affiliated with the Fund's investment advisors or its distributor.

INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------------------------------------------------


      Investment Company Capital Corp. ("ICC" or the "Advisor") is the Fund's investment advisor and Alex. Brown Investment Management ("ABIM" or the "Sub-Advisor") is the Fund's sub-advisor. ICC is also the investment advisor to other mutual funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc., which funds had approximately $6.1 billion of net assets as of December 31, 1997. ABIM is a registered investment advisor with approximately $7.2 billion under management as of December 31, 1997.

      Pursuant to the terms of the Investment Advisory Agreement, ICC is responsible for supervising and managing all of the Fund's operations. Under the Investment Advisory and Sub-Advisory Agreements, ICC delegates to ABIM certain of its duties, provided that ICC continues to supervise the performance of ABIM and report thereon to the Fund's Board of Directors. Pursuant to the terms of the Sub-Advisory Agreement, ABIM is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of commission rates under standards established and periodically reviewed by the Board of Directors. The Board has established procedures under which ABIM may allocate transactions to certain affiliates, provided that compensation to such affiliates on each transaction is reasonable and fair compared to the commission, fee or other remuneration received or to be received by other broker-dealers in connection with comparable transactions involving similar securities during a comparable period of time. In addition, consistent with NASD Rules, and subject to seeking the most favorable price and execution available and such

8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
other policies as the Board may determine, ABIM may consider services in connection with the sale of shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

      As compensation for providing investment advisory services to the Fund for the fiscal year ended December 31, 1997, ICC received a fee equal to 0.70% of the Fund's average daily net assets and from such fee paid ABIM a sub-advisory fee equal to 0.49% of the Fund's average daily net assets. ICC may from time to time voluntarily waive a portion of its fee to improve performance.


      ICC is an indirect subsidiary of Bankers Trust New York Corporation. ABIM is a limited partnership affiliated with the Advisor. Buppert, Behrens & Owen, Inc., a company organized and owned by three employees of ABIM, owns a 49% limited partnership interest and a 1% general partnership interest in ABIM. BT Alex. Brown owns a 1% general partnership interest in ABIM and BT Alex. Brown Holdings, Inc. owns the remaining 49% limited partnership interest.


      ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. An affiliate of ICC serves as the Fund's custodian. (See "Custodian, Transfer Agent and Accounting Services.")


Portfolio Managers

      Messrs. Bruce E. Behrens and Liam D. Burke have shared primary responsibility for managing the Fund's assets since May 1, 1997. From the Fund's inception through April 30, 1997, Mr. Behrens shared that responsibility with Hobart C. Buppert, II, who remains at ABIM.


      Bruce E. Behrens -- 30 Years' Investment Experience


      Mr. Behrens has been a Vice President and a Principal of ABIM since 1981. Prior to joining ABIM, Mr. Behrens was a Senior Vice President and Principal of Corbyn Associates from 1978 to 1981 and a Vice President at Investment Counselors of Maryland from 1972 to 1978. Prior thereto, he was a Security Analyst at Citibank from 1968 to 1972. Mr. Behrens received his B.A. from Denison University in 1966 and an M.B.A. from the University of Michigan in 1968. He is a member and past President of the Baltimore Security Analysts Society and a member of the Financial Analysts Federation.


      Liam D. Burke -- 9 Years' Investment Experience



      Mr. Burke joined ABIM in 1994 with primary responsibility as a telecommunications analyst for the Fund. Prior to joining ABIM, Mr. Burke worked as a telecommunications industry analyst at a regional broker-dealer, Ferris, Baker, Watts, Inc., from 1992 to 1994 and as managing director of Frey & Co., a Baltimore-based private investment bank, from 1989 to 1992. Mr. Burke began his professional career at AT&T and spent eight years in positions that included operations, regional staff management and national account sales. He is a graduate of Georgetown University and received his MBA from The George Washington University.

DISTRIBUTOR
--------------------------------------------------------------------------------


      ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") has served as distributor of each class of the Fund's shares since August 31, 1997. ICC Distributors receives no compensation for distributing the Institutional Shares. ICC Distributors is a registered broker-dealer that offers distribution services to a variety of registered investment companies including other funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc. ICC Distributors is not affiliated with either the Advisor or the Sub-




      ICC Distributors bears all expenses associated with advertisements, promotional materials, sales literature and printing and mailing prospectuses to other than Fund shareholders. The Advisor or its affiliates may make payments from their own resources to securities dealers and Shareholder Servicing Agents.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES
--------------------------------------------------------------------------------

      Investment Company Capital Corp. is the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. As compensation for providing accounting services to the Fund for the fiscal year ended December 31, 1997, ICC received a fee equal to 0.02% of the Fund's average daily net assets. Bankers Trust Company, a subsidiary of Bankers Trust New York Corporation, acts as custodian of the Fund's assets. (See the Statement of Additional Information.)



PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

      From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one-, five- and ten-year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the average annual compounded rates of return over such periods that would equate an assumed initial investment of $1,000 to the ending redeemable value according to the required standardized calculation. The standardized calculation is required by the SEC to provide consistency and comparability in investment company advertising and is not equivalent to a yield calculation. If the Fund compares its performance to other funds or to relevant indices, the Fund's performance will be stated in the same terms in which such comparative data and indices are stated, which is normally total return rather than yield. For these purposes, the performance of the Fund, as well as the performance of such investment companies or indices, may not reflect sales charges, which, if reflected, would reduce performance results.

      The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Morningstar, Inc., independent services that monitor the performance of mutual funds. The performance of the Fund may also be compared to the Lehman Brothers Government Corporate Bond Index, the Consumer Price Index, the return on 90-day U.S. Treasury bills, the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average. The Fund may also use total return performance data as reported in the following national financial and industry publications that monitor the performance of mutual funds: Money Magazine, Forbes, Business Week, Barrons, Investor's Daily, IBC/Donoghue's Money Fund Report and The Wall Street Journal.

      Performance will fluctuate, and any statement of performance should not be considered as representative of the future performance of the Fund. Performance is generally a function of the type and quality of instruments held by the Fund, operating expenses and market conditions. Any fees charged by your bank with respect to accounts through which your Institutional Shares may be purchased, although not included in calculations of performance, will reduce your performance results.


GENERAL INFORMATION
--------------------------------------------------------------------------------
Capital Shares
      The Fund is an open-end non-diversified management investment company.
The Fund reorganized as a Maryland corporation on January 19, 1989 and is authorized to issue 85 million shares of capital stock, with a par value of $.001 per share. Shares of the Fund have equal rights with respect to voting. Voting rights are not cumulative, so the holders of more than 50% of the outstanding shares voting together for election of Directors may elect all the members of the Board of Directors of the Fund. In the event of liquidation or dissolution of the Fund, each share would be entitled to its portion of the Fund's assets after all debts and expenses have been paid. The fiscal year-end of the Fund is December 31.

      The Board of Directors is authorized to establish additional "series" of shares of capital stock, each of which would evidence interests in a separate portfolio of securities, and separate classes of each series of the Fund. The shares offered by this Prospectus have been designated: "Flag Investors Communications Fund


10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Institutional Shares." The Board has no present intention of establishing any additional series of the Fund but the Fund does have three other classes of shares in addition to the shares offered hereby: "Flag Investors Communications Fund Class A Shares" and "Flag Investors Communications Fund Class B Shares," which are offered by a separate prospectus and "Flag Investors Communications Fund Class D Shares," which are not currently being offered. Additional information concerning the Fund's Class A and Class B Shares may be obtained by calling the Fund at (800) 767-FLAG. Different classes of the Fund may be offered to certain investors and holders of such shares may be entitled to certain exchange privileges not offered to Institutional Shares. All classes of the Fund share a common investment objective, portfolio of investments and advisory fee, but to the extent the classes have different distribution/service fees or sales load structures, performance may differ.


Annual Meetings

      Unless required by Maryland law, the Fund does not expect to hold annual meetings of shareholders. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting.

Reports

      You will be furnished with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants, Coopers & Lybrand L.L.P.

Shareholder Inquiries

      If you have any questions concerning your Institutional Shares, you should contact the Fund at (800) 767-FLAG, the Transfer Agent at (800) 553-8080, or your securities dealer or Shareholder Servicing Agent.

                                                                              11
--------------------------------------------------------------------------------

                   FLAG INVESTORS COMMUNICATIONS FUND, INC.
                            (INSTITUTIONAL SHARES)
                            NEW ACCOUNT APPLICATION

-----------------------------------------------------------------------------------------------------------------------

Make check payable to "Flag Investors Communications    For assistance in completing this Application please call:
Fund, Inc." and mail with this Application to:          1-800-553-8080 Monday through Friday, 8:30 a.m. to 5:30 p.m.
                                                        (Eastern Time).

 Flag Investors Funds
 330 West 9th Street, First Floor
 Kansas City, MO 64105

 Attn: Flag Investors Communications Fund, Inc.
If you are paying by check, make check payable to "Flag Investors Communications Fund, Inc." and mail with this
Application. If you are paying by wire, see instructions below.

--------------------------------------------------------------------------------
                    Your Account Registration (Please Print)

Name on Account
                                                                   Mailing Address
-----------------------------------------
Name of Corporation, Trust or Partnership                          --------------------------------------------
                                                                   Name of Individual to Receive Correspondence
-----------------------------------------
Tax ID Number                                                      --------------------------------------------
                                                                   Street
/ / Corporation / / Partnership / / Trust
                                                                   --------------------------------------------
                                                                   City                   State          Zip

/ / Non-Profit or Charitable Organization / /  Other ___________   (  )
                                                                   --------------------------------------------
If a Trust, please provide the following:                          Daytime Phone

---------------------------------------------------------------------------------------------------------------
Date of Trust                                                      For the Benefit of

--------------------------------------------------------------------------------
Name of Trustees (If to be included in the Registration)
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
                               Initial Investment

The minimum initial purchase for the Institutional Shares of the Fund is $500,000, except that the minimum initial purchase is $1,000,000 for qualified retirement plans. There is no minimum for clients of investment advisory affiliates of BT Alex. Brown Incorporated or for subsequent investments.

Indicate the amount to be invested and the method of payment:


__ A. By Mail: Enclosed is a check in the amount of $____________ payable to Flag Investors Communications Fund, Inc.


__ B. By Wire: A bank wire in the amount of $__________ has been sent
      from __________________________   ______________________________
                   Name of Bank                Wire Control Number

    Wire Instructions
       Follow the instructions below to arrange for a wire transfer for initial investment:
       o Send completed Application by overnight carrier to Flag Investors Funds at the address listed above.
       o Call 1-800-553-8080 to obtain new investor's Fund account number.
       o Wire payment of the purchase price to Investors Fiduciary Trust Company ("IFTC"), as follows:

        IFTC
        a/c Flag Investors Funds
        Acct. # 7519206
        ABA # 1010-0362-1
        Kansas City, Missouri 64105

       Please include the following information in the wire:

       o Flag Investors Communications Fund, Inc. -- Institutional Shares

       o The amount to be invested
       o "For further credit to ________________________________________."
                                    (Investor's Fund Account Number)

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                              Distribution Options

Please check appropriate boxes. If none of the options are selected, all distributions will be reinvested in additional Institutional Shares of the Fund.

      Income Dividends                     Capital Gains
      / / Reinvested in additional shares  / / Reinvested in additional shares
      / / Paid in cash                     / / Paid in cash
-------------------------------------------------------------------------------
                             Telephone Transactions

I understand that I will automatically have telephone redemption privileges
(for amounts up to $500,000) and exchange privileges (with respect to Institutional Shares of other Flag Investors Funds) unless I mark one or both of the boxes below:
             No, I do not want: / / Telephone redemption privileges
                        / / Telephone exchange privileges
                   Redemptions effected by telephone will be
                  wired to the bank account designated below.
--------------------------------------------------------------------------------
                            Bank Account Designation
                        (This Section Must Be Completed)

Please attach a blank, voided check to provide account and bank routing information.

--------------------------------------------------------------------------------
Name of Bank                    Branch

--------------------------------------------------------------------------------
Bank Address                    City/State/Zip

--------------------------------------------------------------------------------
Name(s) on Account

--------------------------------------------------------------------------------
Account Number                  A.B.A. Number

                    Acknowledgment, Certificate and Signature
The Fund may be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholders who fail to provide the information and/or certifications required below. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

By signing this Application, I hereby certify under penalties of perjury that the information on this Application is complete and correct and that as required by federal law: (Please check applicable boxes)
/ /    U.S. Citizen/Taxpayer:
/ / I certify that (1) the number shown above on this form is the correct Tax ID Number and (2) I am not subject to any backup withholding either because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
/ / If no Tax ID Number has been provided above, I have applied, or intend to apply, to the IRS for a Tax ID Number, and I understand that if I do not provide such number to the Transfer Agent within 60 days of the date of this Application or if I fail to furnish my correct Tax ID Number, I may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide your Tax ID Number on IRS Form W-9. You may request such form by calling the Transfer Agent at 800-553-8080.)
/ / Non-U.S. Citizen/Taxpayer: Indicated country of residence for tax purposes: ______________________________________________________________
Under penalties of perjury, I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the Internal Revenue Service.

I have received a copy of the Fund's prospectus. I acknowledge that the telephone redemption and exchange privileges are automatic and will be effected as described in the Fund's current prospectus (see "Telephone Transactions"). I also acknowledge that I may bear the risk of loss in the event of fraudulent use of such privileges. If I do not want telephone redemption or exchange privileges, I have so indicated on this Application.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

--------------------------------------------------------------------------------
Signature of Corporate Officer, General Partner, Trustee, etc.           Date

--------------------------------------------------------------------------------
Signature of Corporate Officer, General Partner, Trustee, etc.           Date


                  Person(s) Authorized to Conduct Transactions

The following person(s) ("Authorized Person(s)") are currently officers, trustees, general partners or other authorized agents of the investor.
Any ______ * of the Authorized Person(s) is, by lawful and appropriate action of the investor, a person entitled to give instructions regarding purchases and redemptions or make inquiries regarding the Account.


------------------------------------      ------------------------------------
Name/Title                                 Signature                    Date


------------------------------------      ------------------------------------
Name/Title                                 Signature                    Date


------------------------------------      ------------------------------------
Name/Title                                 Signature                    Date


------------------------------------      ------------------------------------
Name/Title                                 Signature                    Date

The signature appearing to the right of each Authorized Person is that person's signature. Investment Company Capital Corp. ("ICC") may, without inquiry, act upon the instructions (whether verbal, written, or provided by wire, telecommunication, or any other process) of any person claiming to be an Authorized Person. Neither ICC nor any entity on behalf of which ICC is acting shall be liable for any claims or expenses (including legal fees) or for any losses resulting from actions taken upon any instructions believed to be genuine. ICC may continue to rely on the instructions made by any person claiming to be an Authorized Person until it is informed through an amended Application that the person is no longer an Authorized Person and it has a reasonable period (not to exceed one week) to process the amended Application. Provisions of this Application shall be equally Applicable to any successor of ICC.
* If this space is left blank, any one Authorized Person is authorized to give instructions and make inquiries. Verbal instructions will be accepted from any one Authorized Person. Written instructions will require signatures of the number of Authorized Persons indicated in this space.
--------------------------------------------------------------------------------
                            Certificate of Authority


Investors must complete one of the following two Certificates of Authority.

Certificate A: FOR CORPORATIONS AND UNINCORPORATED ASSOCIATIONS (With a Board of Directors or Board of Trustees.)

I _____________________, Secretary of the above-named investor, do hereby certify that at a meeting on _______________, at which a quorum was present throughout, the Board of Directors (Board of Trustees) of the investor duly adopted a resolution which is in full force and effect and in accordance with the investor's charter and by-laws, which resolution did the following: (1) empowered the officers/trustees executing this Application (or amendment) to do so on behalf of the investor; (2) empowered the above-named Authorized Person(s) to effect securities transactions for the investor on the terms described above; (3) authorized the Secretary to certify, from time to time, the names and titles of the officers of the investor and to notify ICC when changes in officers occur; and (4) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until ICC receives a duly-executed amendment to the Certification form.

Witness my hand and seal on behalf of the investor.

this ___ day of _________, 199_

Secretary _____________________________________________________________

The undersigned officer (other than the Secretary) hereby certifies that the foregoing instrument has been signed by the Secretary of the investor.


--------------------------------------------------------------------------------
Signature and title                                Date


Certificate B: FOR PARTNERSHIPS AND TRUSTS (Even if you are the sole trustee)

The undersigned certify that they are all general partners/trustees of the investor and that they have done the following under the authority of the investor's partnership agreement/trust instrument: (1) empowered the general partner/trustee executing this Application (or amendment) to do so on behalf of the investor; (2) empowered the above-named Authorized Person(s) to effect securities transactions for the investor on the terms described above; (3) authorized the Secretary to certify, from time to time, the names of the general partners/trustees of the investor and to notify ICC when changes in general partners/trustees occur. This authorization will remain in full force and effect until ICC receives a further duly-executed certification. (If there are not enough spaces here for all necessary signatures, complete a separate certificate containing the language of this Certificate B and attach it to the Application).


--------------------------------------------------------------------------------
Signature and title                                Date


--------------------------------------------------------------------------------
Signature and title                                Date

--------------------------------------------------------------------------------

                    FLAG INVESTORS COMMUNICATIONS FUND, INC.


                            (Institutional Shares)


                              Investment Advisor
                       INVESTMENT COMPANY CAPITAL CORP.
                               One South Street
                           Baltimore, Maryland 21202



                 Sub-Advisor                             Distributor
      ALEX. BROWN INVESTMENT MANAGEMENT            ICC DISTRIBUTORS, INC.
              One South Street                         P.O. Box 7558
          Baltimore, Maryland 21202                Portland, Maine 04101




             Transfer Agent                      Independent Accountants
     INVESTMENT COMPANY CAPITAL CORP.            COOPERS & LYBRAND L.L.P.
            One South Street                     2400 Eleven Penn Center
        Baltimore, Maryland 21202           Philadelphia, Pennsylvania 19103
             1-800-553-8080




              Custodian                               Fund Counsel
         BANKERS TRUST COMPANY                MORGAN, LEWIS & BOCKIUS LLP
          130 Liberty Street                      2000 One Logan Square
        New York, New York 10006           Philadelphia, Pennsylvania 19103

12
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                  --------------------------------------------


                    FLAG INVESTORS COMMUNICATIONS FUND, INC.


                                One South Street
                            Baltimore, Maryland 21202

                  --------------------------------------------


          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS, WHICH MAY BE OBTAINED FROM ANY PARTICIPATING DEALER OR SHAREHOLDER SERVICING AGENT OR BY WRITING OR CALLING THE FUND, ONE SOUTH STREET, BALTIMORE, MARYLAND 21202, (800) 767-FLAG.














             Statement of Additional Information Dated: May 1, 1998
                     for the Prospectuses Dated: May 1, 1998
                                     for the
                          Flag Investors Class A Shares
                          Flag Investors Class B Shares
                                       and
                       Flag Investors Institutional Shares

                                              TABLE OF CONTENTS


                                                                          Page

1.       General Information and History..............................      1
2.       Investment Objective and Policies............................      2
3.       Valuation of Shares and Redemption...........................      6
4.       Federal Tax Treatment of Dividends and Distributions.........      7
5.       Management of the Fund.......................................     10
6.       Investment Advisory and other Services.......................     14
7.       Distribution of Fund Shares..................................     16
8.       Brokerage....................................................     20
9.       Capital Stock................................................     21
10.      Semi-Annual Reports..........................................     22
11.      Custodian, Transfer Agent and Accounting Services............     22
12.      Independent Accountants......................................     23
13.      Performance Information......................................     23
14.      Control Persons and Principal Holders of Securities..........     25
15.      Financial Statements ........................................     26

         Appendix.....................................................    A-1

1.       GENERAL INFORMATION AND HISTORY


                  Flag Investors Communications Fund, Inc. (the "Fund") is an open-end management investment company that was originally designed to provide both convenience and professional investment management to shareholders of the former American Telephone and Telegraph Company ("AT&T") after AT&T's divestiture and reorganization in January 1984. Prior to May 1, 1998 the Fund was known as the Flag Investors Telephone Income Fund, Inc.

                  Under the rules and regulations of the Securities and Exchange Commission (the "SEC"), all mutual funds are required to furnish prospective investors with certain information concerning the activities of the company being considered for investment. The Fund currently offers three classes of shares: Flag Investors Communications Fund Class A Shares ("Class A Shares"), Flag Investors Communications Fund Class B Shares ("Class B Shares") and Flag Investors Communications Fund Institutional Shares ("Institutional Shares") (collectively, "Shares"). As used herein, the "Fund" refers to Flag Investors Communications Fund, Inc. and specific references to any class of the Fund's shares will be made using the name of such class. Important information concerning the Fund is included in the Fund's Prospectuses which may be obtained without charge from the Fund's distributor (the "Distributor") or from Participating Dealers that offer shares of the respective classes of the Fund ("Shares") to prospective investors. Prospectuses may also be obtained from Shareholder Servicing Agents. Some of the information required to be in this Statement of Additional Information is also included in the Fund's current Prospectuses. To avoid unnecessary repetition, references are made to related sections of the Prospectuses. In addition, the Prospectuses and this Statement of Additional Information omit certain information about the Fund and its business that is contained in the Registration Statement for the Fund and its Shares filed with the SEC. Copies of the Registration Statement as filed, including such omitted items, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                  The Fund was organized as a Maryland corporation on October 18, 1983 and commenced operations on January 18, 1984. On May 20, 1985, the Fund reorganized as a Massachusetts business trust and on January 19, 1989, it reorganized as a Maryland corporation pursuant to an Agreement and Plan of Reorganization and Liquidation approved by shareholders on December 6, 1988. The Fund commenced offering the Class B Shares on January 3, 1995 and the Institutional Shares on February __, 1998.

                  For the period from April 6, 1993 through November 18, 1994, the Fund offered another class of shares: Flag Investors Telephone Income Fund Class D Shares, which were reclassified as Flag Investors Communications Fund Class D Shares on May 1, 1998. Shares of that class are not currently being offered although shares remain outstanding.

                  Under a license agreement dated January 19, 1989 between the Fund and Alex. Brown Incorporated (now BT Alex. Brown Incorporated), BT Alex. Brown Incorporated licenses to the Fund the "Flag Investors" name and logo but retains rights to that name and logo, including the right to permit other investment companies to use them.

2.       INVESTMENT OBJECTIVE AND POLICIES


                  The Fund's investment objective is to maximize total return. The Fund will seek to achieve this objective through a combination of long-term growth of capital and, to a lesser extent, current income. In seeking this objective, the Fund invests primarily in common stock, securities convertible thereto and debt obligations of companies in the communications field. The Fund's investment advisor (the "Advisor") and sub-advisor (the "Sub-Advisor"), collectively, (the "Advisors"), believe that investing in a portfolio of securities of companies in the communications field affords an attractive opportunity for achieving this investment objective. There can be no assurance, however, that the Fund's investment objective will be achieved. The Fund's investment objective may not be changed by the Board of Directors without shareholder approval.

                  Depending on the circumstances, the Fund may temporarily and for defensive purposes, invest up to 100% of its net assets in money market instruments [and in other income-producing securities]. The Fund may also enter into repurchase agreements, may loan portfolio securities, and may write covered call options. In general, the Fund will invest in investment grade debt obligations that are rated, at the time of purchase, BBB or higher by Standard & Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). Up to 10% of the Fund's assets may be invested in lower quality debt obligations (securities rated BB or lower by S&P or Ba or lower by Moody's). (See "Below Investment Grade Securities" below.) The ratings categories of S&P and Moody's are described more fully in Appendix A.

Below Investment Grade Securities

                  The Fund may purchase debt obligations that carry ratings lower than those assigned to investment grade bonds by Moody's or S&P, or that are unrated if such bonds, in the Advisors' judgment, meet the quality criteria established by the Board of Directors. These bonds are generally known as "junk bonds." These securities may trade at substantial discounts from their face values. Accordingly, if the Fund is successful in meeting its objectives, investors may receive a total return consisting not only of income dividends but, to a lesser extent, capital gain distributions. Appendix A to this Statement of Additional Information sets forth a description of the S&P and Moody's rating categories, which indicate the rating agency's opinion as to the probability of timely payment of interest and principal. These ratings range in descending order of quality from AAA to D (though the Fund will not purchase securities rated, at the time of purchase, below C), in the case of S&P, and from Aaa to C, in the case of Moody's. Generally, securities that are rated lower than BBB by S&P or Baa by Moody's are described as below investment grade. Securities rated lower than investment grade may be of a predominantly speculative character and their future cannot be considered well-assured. The issuer's ability to make timely payments of principal and interest may be subject to material contingencies. Securities in the lowest rating categories may be unable to make timely interest or principal payments and may be in default and in arrears in interest and principal payments.

                  Ratings of S&P and Moody's represent their opinions of the quality of bonds and other debt securities they undertake to rate at the time of issuance. However, these ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Accordingly, the Advisors do not rely exclusively on ratings issued by S&P or Moody's in selecting portfolio securities but supplement such ratings with independent and ongoing review of credit quality. In addition, the total return the Fund may earn from investments in high-yield securities will be significantly affected not only by credit quality but by fluctuations in the markets in which such securities are traded. Accordingly, selection and supervision by the Advisors of investments in lower rated securities involves continuous analysis of individual issuers, general business conditions, activities in the high-yield bond market and other factors. The analysis of issuers may include, among other things, historic and current financial conditions, strength of management, responsiveness to business conditions, credit standing and current and anticipated results of operations. Analysis of general business conditions and other factors may include anticipated changes in economic activity in interest rates, the availability of new investment opportunities and the economic outlook for specific industries.

                  Investing in higher yield, lower rated bonds entails substantially greater risk than investing in investment grade bonds, including not only credit risk, but potentially greater market volatility and lower liquidity. Yields and market values of high-yield bonds will fluctuate over time, reflecting not only changing interest rates but the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated bonds may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. In adverse economic conditions, the liquidity of the secondary market for junk bonds may be significantly reduced. In addition, adverse economic developments could disrupt the high-yield market, affecting both price and liquidity, and could also affect the ability of issuers to repay principal and interest, thereby leading to a default rate higher than has been the case historically. Even under normal conditions, the market for junk bonds may be less liquid than the market for investment grade corporate bonds. There are fewer securities dealers in the high-yield market and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, the market for junk bonds may become more volatile and there may be significant disparities in the prices quoted for high-yield securities by various dealers. Under conditions of increased volatility and reduced liquidity, it would become more difficult for the Fund to value its portfolio securities accurately because there might be less reliable, objective data available.

                  Finally, prices for high-yield bonds may be affected by legislative and regulatory developments. For example, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers, mergers or leveraged buyouts. Such legislation may significantly depress the prices of outstanding high-yield bonds.

Repurchase Agreements

                  The Fund may enter into repurchase agreements with domestic banks or broker-dealers deemed to be creditworthy by the Advisors, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. The value of underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian, sub-custodian, or bank acting as agent. The underlying securities, which in the case of the Fund are securities of the U.S. Government only, may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying securities unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and loss including: (a) possible decline in the value of the underlying security during the period during which the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.

Lending of Portfolio Securities

         The Fund may lend its investment securities to approved institutional borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may lend its investment securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act") or the Rules and Regulations or interpretations of the SEC thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments), and distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisors to be of good standing and when, in the judgment of the Advisors, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the borrower, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Directors of the Fund.

         At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Board of Directors. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

Covered Call Options

                  In an attempt to earn additional income, and as a means of protecting the Fund's assets against market declines, the Fund may, to a limited extent, write covered call option contracts on certain of its securities and purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which call option contracts have been written.

                  When the Fund writes a call option on securities that it owns, it gives the purchaser of the option the right to buy the securities at the price specified in the option (the "Exercise Price") at any time prior to the expiration of the option. In the strategy to be employed by the Fund, the Exercise Price, plus the option premium paid by the purchaser, is almost always greater than the market price of the underlying security at the time the option is written. If any option is exercised, the Fund will realize the long-term or short-term gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the net premium originally received. By writing a covered option, the Fund may forego, in exchange for the net premium, the opportunity to profit from an increase in value of the underlying security above the Exercise Price. Thus, options will be written when the Advisors believe the security should be held for the long term but expect no appreciation or only moderate appreciation within the option period. The Fund also may write covered options on securities that have a current value above the original purchase price but which, if then sold, would not normally qualify for a long-term capital gains treatment. Such activities will normally take place during periods when market volatility is expected to be high.

                  Only call options that are traded on a national securities exchange will be written. Call options are issued by the Options Clearing Corporation, which also serves as the clearing house for transactions with respect to options. The price of a call option is paid to the writer without refund on expiration or exercise, and no portion of the price is retained by The Options Clearing Corporation or the exchanges listed above. Writers and purchasers of options pay the transaction costs, which may include commissions charged or incurred in connection with such option transactions.

                  The Fund may write options contracts on its securities up to an amount not in excess of 20% of the value of its net assets at the time such options are written. The Fund will not sell the securities against which options have been written (uncover the options) until after the option period has expired, the option has been exercised or a closing purchase has been executed.

                  Call options may be purchased by the Fund, but only to terminate an obligation as a writer of a call option. This is accomplished by making a closing purchase transaction, that is, the purchase of a call option on the same security with the same Exercise Price and expiration date as specified in the call option that had been written previously. A closing purchase transaction with respect to calls traded on a national securities exchange has the effect of extinguishing the obligation of a writer. Although the cost to the Fund of such a transaction may be greater than the net premium received by the Fund upon writing the original option, the Directors believe that it is appropriate for the Fund to have the ability to make closing purchase transactions in order to prevent its portfolio securities from being purchased pursuant to the exercise of a call. The Advisors may also permit the call option to be exercised. A profit or loss from a closing purchase transaction will be realized depending on whether the amount paid to purchase a call to close a position is less or more than the amount received from writing the call. A profit or loss from an option exercised will be realized depending upon whether the cost of the stock sold through the exercise, minus the premium received on the option, is less or more than the proceeds of the exercise.

Investment Restrictions

                  The Fund's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal regulatory limitations. The investment restrictions recited below are in addition to those described in the Fund's Prospectus, and are matters of fundamental policy and may not be changed without the affirmative vote of a majority of outstanding shares. The percentage limitations contained in these restrictions apply at the time of purchase of securities. Accordingly, the Fund will not:

                  1. Borrow money, except as a temporary measure for extraordinary or emergency purposes and then only from banks and in an amount not exceeding 10% of the value of the total assets of the Fund at the time of such borrowing, provided that, while borrowings by the Fund equaling 5% or more of the Fund's total assets are outstanding, the Fund will not purchase securities for investment;

                  2. Invest in real estate or mortgages on real estate;

                  3. Purchase or sell commodities or commodities contracts;

                  4. Act as an underwriter of securities within the meaning of the U.S. federal securities laws except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

                  5. Issue senior securities;

                  6. Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies, and may loan portfolio securities and enter into repurchase agreements as described in this Registration Statement;

                  7. Effect short sales of securities;

                  8. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

                  9. Purchase participations or other interests in oil, gas or other mineral exploration or development programs; or

                  10. Invest more than 10% of the value of its net assets in illiquid securities (as defined under federal and state securities laws), including repurchase agreements with remaining maturities in excess of seven days.

                  The following investment restriction may be changed by a vote of the majority of the Board of Directors. The Fund will not:

                  1. Invest in shares of any other investment company registered under the Investment Company Act of 1940, except as permitted by federal law.

3.       VALUATION OF SHARES AND REDEMPTION

Valuation of Shares

                  The net asset value per Share is determined daily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. (Eastern
Time) each day on which the New York Stock Exchange is open for business (a "Business Day"). The New York Stock Exchange is open for business on all weekdays except for the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                  The Fund may enter into agreements that allow a third party, as agent for the Fund, to accept orders from its customers up until the Fund's close of business which is ordinarily 4:00 p.m. (Eastern Time). So long as a third party receives an order prior to the Fund's close of business, the order is deemed to have been received by the Fund and, accordingly, may receive the net asset value computed at the close of business that day. These "late day" agreements are intended to permit shareholders placing orders with third parties to place orders up to the same time as other shareholders.


Redemption

                  The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC so that valuation of the net assets of the Fund is not reasonably practicable.

                  Under normal circumstances, the Fund will redeem Class A Shares and Class B Shares by check and Institutional Shares by wire transfer of funds as described in the Prospectus. However, if the Board of Directors determines that it would be in the best interests of the remaining shareholders of the Fund to make payment of the redemption price in whole or in part by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash, in conformity with applicable rules of the SEC, the Fund will make such distributions in kind. If Shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in later converting the assets into cash. The method of valuing portfolio securities is described in the Prospectus under "How to Invest in the Fund," and such valuation will be made as of the same time the redemption price is determined. The Fund, however, has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem Shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.


4.       FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

                  The following discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

                  The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's Prospectus is not intended as a substitute for careful tax planning.

Qualification as a Regulated Investment Company

                  The Fund has elected to be, and intends to be, taxed as a regulated investment company ("RIC") under Subchapter M of the Code. In order to qualify as a RIC for any taxable year, the Fund must generally derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stocks, securities or currencies (the "Income Requirement").

                  In addition, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must consist of cash and cash items, U.S. government securities, securities of other RICs, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of any such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of any such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other RICs), or in two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses (the "Asset Diversification Test"). The Fund will not lose its status as a RIC if it fails to meet the Asset Diversification Test solely as a result of a fluctuation in value of portfolio assets not attributable to a purchase. The Fund may curtail its investments in certain securities where the application thereto of the Asset Diversification Test is uncertain.

                  Under Subchapter M, the Fund is exempt from federal income tax on its net investment income and capital gains that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (net investment income and the excess of net short term capital gains over net long term capital losses) for the year (the "Distribution Requirement") and complies with the other requirements of the Code described above. The Distribution Requirement for any year may be waived if a RIC establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for federal excise tax.

                  Although the Fund intends to distribute substantially all of its net investment income and capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

                  If for any taxable year, the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and all such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the 70% dividends received deduction for corporate shareholders.

Fund Distributions

                  Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares.


                  The Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gain") for each taxable year. If such gains are distributed as a capital gains distribution, they are taxable to shareholders as long-term gains from the sale or exchange of a capital asset held for more than one year, regardless of the length of time the shareholder has held the Shares, whether or not such gains were recognized by the Fund prior to the date on which a shareholder acquired the Shares and whether or not the distribution was paid in cash or reinvested in Shares. In the unlikely event the Fund elects to retain its net capital gains, it is expected that the Fund will elect to have shareholders treated as having received a distribution of such gains, with the result that shareholders will be required to report such gains on their returns as long-term capital gains, will receive a tax credit for their allocable share of capital gains tax paid by the Fund on the gains, and will increase the tax basis for their Shares by an amount equal to 65% of such gains.

                  Generally, gain or loss on the sale or exchange of Shares will be capital gain or loss, which will be long-term if the Shares have been held for eighteen months or more, mid-term if the Shares have been held for more than twelve but less than eighteen months, and otherwise will be short-term. However, a shareholder who realizes a loss on the sale, exchange or redemption of Shares held for six months or less and has previously received a capital gains distribution with respect to the Shares (or has included in income any undistributed net capital gains of the Fund with respect to such Shares) must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of the Fund with respect to such Shares that have been included in the shareholder's income). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

                  Investors purchasing Shares just prior to an ordinary income dividend or capital gains distribution will be taxable on the entire amount of the dividend or distribution received, even though the net asset value per Share on the date of such purchase may have reflected the amount of such forthcoming dividend or distribution.

                  In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the 70% dividends received deduction to the extent of the gross amount of certain qualifying dividends received by the Fund for the year. Generally, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. For purposes of the alternative minimum tax and the environmental tax, corporate shareholders generally will be required to take the full amount of any dividend received from the Fund into account in determining their adjusted current earnings for purposes of computing "alternative minimum taxable income."

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of distributions payable to any shareholder who (1) has provided either an incorrect taxpayer identification number or no number at all, (2) is subject to backup withholding by the Service for failure to properly report the receipt of interest or dividend income, or
(3) has failed to certify to the Fund that such shareholder is not subject to backup withholding.

                  The Fund will provide a statement annually to shareholders as to the federal income tax status of distributions paid (or deemed to be paid) by the Fund during the year.

Federal Excise Tax; Miscellaneous Considerations

                  The Code imposes a nondeductible 4% federal excise tax on RICs that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income (the excess of long- and short-term capital gain over long- and short-term capital loss) for the one-year period ending on October 31 of such calendar year. The excise tax is imposed on the undistributed part of this required distribution. In addition, the balance of such income must be distributed during the next calendar year to avoid liability for the excise tax in that year. For the foregoing purposes, an investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

                  The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for excise tax. In certain circumstances the Fund may be required to liquidate portfolio investments in order to make sufficient distributions to avoid excise tax liability.

                  Rules of state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

5.       MANAGEMENT OF THE FUND

Directors and Officers

                  The Directors and executive officers of the Fund, their respective dates of birth and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each Director and executive officer is One South Street, Baltimore, Maryland 21202.


*TRUMAN T. SEMANS, Chairman (10/27/26)
         Managing Director Emeritus, BT Alex. Brown Incorporated; Formerly, Vice Chairman, Alex. Brown Incorporated (now BT Alex. Brown Incorporated); Vice Chairman, Alex. Brown Capital Advisory & Trust Company; and Director, Investment Company Capital Corp. (registered investment advisor).

*RICHARD T. HALE, Director (7/17/45)
         Managing Director, BT Alex. Brown Incorporated; Director and President, Investment Company Capital Corp. (registered investment advisor); and Chartered Financial Analyst.

JAMES J. CUNNANE, Director (3/11/38)
         CBC Capital, 264 Carlyle Lake Drive, St. Louis, Missouri 63141. Managing Director, CBC Capital (merchant banking), 1993-Present; Formerly, Senior Vice President and Chief Financial Officer, General Dynamics Corporation (defense), 1989-1993; and Director, The Arch Fund (registered investment company).

JOHN F. KROEGER, Director (8/11/24)
         37 Pippins Way, Morristown, New Jersey 07960. Director/Trustee, AIM Funds (registered investment companies); Formerly, Consultant, Wendell & Stockel Associates, Inc. (consulting firm); and General Manager, Shell Oil Company.

LOUIS E. LEVY, Director (11/16/32)
         26 Farmstead Road, Short Hills, New Jersey 07078. Director, Kimberly-Clark Corporation (personal consumer products) and Household International (banking and finance); Chairman of the Quality Control Inquiry Committee, American Institute of Certified Public Accountants; Formerly, Trustee, Merrill Lynch Funds for Institutions, 1991-1993; Adjunct Professor, Columbia University-Graduate School of Business, 1991-1992; and Partner, KPMG Peat Marwick, retired 1990.

EUGENE J. MCDONALD, Director (7/14/32)
         Duke Management Company, Erwin Square, Suite 1000, 2200 West Main Street, Durham, North Carolina 27705. President, Duke Management Company (investments); Executive Vice President, Duke University (education, research and health care); Director, Central Carolina Bank & Trust (banking), Key Funds (registered investment companies); DP Mann Holdings (insurance); Formerly, Director AMBAC Treasurers Trust (registered investment company).

REBECCA W. RIMEL, Director (4/10/51)
         The Pew Charitable Trusts, One Commerce Square, 2005 Market Street, Suite 1700, Philadelphia, Pennsylvania 19103-7017; President and Chief Executive Officer, The Pew Charitable Trusts; Director and Executive Vice President, The Glenmede Trust Company; Formerly, Executive Director, The Pew Charitable Trusts.

CARL W. VOGT, Esq., Director (4/20/36)
         Fulbright & Jaworski L.L.P., 801 Pennsylvania Avenue, N.W., Washington, D.C. 20004- 2604. Senior Partner, Fulbright & Jaworski L.L.P. (law); Director, Yellow Corporation (trucking) and American Science & Engineering (x-ray detection equipment); Formerly, Chairman and Member, National Transportation Safety Board; Director, National Railroad Passenger Corporation (Amtrak); and Member, Aviation System Capacity Advisory Committee (Federal Aviation Administration).

HARRY WOOLF, President (8/12/23)
         Institute for Advanced Study, Olden Lane, Princeton, New Jersey 08540. Professor-at- Large Emeritus, Institute for Advanced Study; Director, ATL and Spacelabs Medical Corp. (medical equipment); and Family Health International (non-profit research and education); Director, Research America (non-profit medical research); Formerly, Director, Flag Investors/ISI/BT Alex. Brown Family of Funds; Trustee, Rockefeller Foundation; Director, Merrill Lynch Cluster C Funds (registered investment companies); and Trustee, Reed College (education).

AMY M. OLMERT, Secretary (5/14/63)
         Vice President, BT Alex. Brown Incorporated, June 1997-Present. Formerly, Senior Manager, Coopers & Lybrand L.L.P., September 1988 - June 1997.

JOSEPH A. FINELLI, Treasurer (1/24/57)
         Vice President, BT Alex. Brown Incorporated and Vice President, Investment Company Capital Corp. (registered investment advisor), September 1995-Present; Formerly, Vice President and Treasurer, The Delaware Group of Funds (registered investment companies) and Vice President, Delaware Management Company, Inc. (investments), 1980-August 1995.

SCOTT J. LIOTTA, Assistant Secretary (3/18/65)
         Assistant Vice President, BT Alex. Brown Incorporated, July 1996-Present; Formerly, Manager and Foreign Markets Specialist, Putnam Investments Inc. (registered investment companies), April 1994-July 1996; Supervisor, Brown Brothers Harriman & Co. (domestic and global custody), August 1991-April 1994.


-------------------

* Messrs. Semans and Hale are directors who are "interested persons," as defined in the 1940 Act.




                  Directors and officers of the Fund are also directors and officers of some or all of the other investment companies managed, administered or advised by BT Alex. Brown Incorporated ("BT Alex. Brown") or its affiliates. There are currently 13 funds in the Flag Investors/ISI Funds and BT Alex. Brown Cash Reserve Fund, Inc. fund complex (the "Fund Complex"). Mr. Hale serves as Chairman of four funds and Director of eight other funds in the Fund Complex. Mr. Semans serves as Chairman of five funds and as a Director of six other funds in the Fund Complex. Messrs. Cunnane, Kroeger, Levy and McDonald serve as Directors of each fund in the Fund Complex. Ms. Rimel and Mr. Vogt serve as Directors of 11 funds in the Fund Complex. Mr. Woolf serves as President of seven funds in the Fund Complex. Ms. Olmert serves as Secretary, Mr. Finelli serves as Treasurer and Mr. Liotta serves as Assistant Secretary of each of the funds in the Fund Complex.

                  Some of the Directors of the Fund are customers of, and have had normal brokerage transactions with, BT Alex. Brown or its affiliates in the ordinary course of business. All such transactions were made on substantially the same terms as those prevailing at the time for comparable transactions with unrelated persons. Additional transactions may be expected to take place in the future.

                  With the exception of the Fund's President, officers of the Fund receive no direct remuneration in such capacity from the Fund. Officers and Directors of the Fund who are officers or directors of BT Alex. Brown may be considered to have received remuneration indirectly. As compensation for his or her services as director, each Director who is not an "interested person" of the Fund (as defined in the 1940 Act) (an "Independent Director") and Mr. Woolf, the Fund's President, receives an aggregate annual fee (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an aggregate annual fee from the Fund Complex. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets. For the fiscal year ended December 31, 1997, Independent Directors' fees attributable to the assets of the Fund totaled $28,152.

         The following table shows aggregate compensation payable to each of the Fund's Directors by the Fund and the Fund Complex, respectively, and pension or retirement benefits accrued as part of Fund expenses in the fiscal year ended December 31, 1997.



                                                         COMPENSATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Total Compensation
Name of Person, Position            Aggregate Compensation                  Pension or Retirement                      From the Fund
                                    From the Fund Payable to                Benefits Accrued As                     and Fund Complex
                                    Directors for the Fiscal Year          Part of Fund Expenses                Payable to Directors
                                    Ended December 31, 1997                                                      for the Fiscal Year
                                                                                                             Ended December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
Truman T. Semans, Chairman (1)                 $0                             $0                                  $0

Richard T. Hale, Director(1)                   $0                             $0                                  $0

Charles W. Cole, Jr., Director (1), (2)        $0                             $0                                  $0

James J. Cunnane, Director                 $3,600 (3)                        (4)                        $39,000 for service on 13
                                                                                                        Boards in the Fund Complex

John F. Kroeger, Director                  $4,523 (3)                        (4)                        $49,000 for service on 13
                                                                                                        Boards in the Fund Complex

Louis E. Levy, Director                    $3,600 (3)                        (4)                        $39,000 for service on 13
                                                                                                        Boards in the Fund Complex

Eugene J. McDonald, Director               $3,600 (3)                        (4)                        $39,000 for service on 13
                                                                                                        Boards in the Fund Complex

Rebecca W. Rimel, Director                 $3,656 (3)                        (4)                        $39,000 for service on 11(5)
                                                                                                        Boards in the Fund Complex

Carl W. Vogt, Esq., Director               $3,714 (3)                        (4)                        $39,000 for service on 11(5)
                                                                                                        Boards in the Fund Complex

(1)    A Director who is an "interested person" as defined in the 1940 Act.
(2)    Resigned effective September 1, 1997.
(3) Of amounts payable to Messrs. Cunnane, Kroeger, Levy, McDonald and Vogt, and to Ms. Rimel, $0, $0, $3,600, $3,714 and $3,656, respectively, was deferred pursuant to a deferred compensation plan.
(4) The Fund Complex has adopted a Retirement Plan for eligible Directors, as described below. The actuarially computed pension expense for the Fund for the year ended December 31, 1997 was approximately $62,142.
(5) Ms. Rimel and Mr. Vogt receive proportionately higher compensation from each fund for which they serve as a Director.

               The Fund Complex has adopted a Retirement Plan (the "Retirement Plan") for Directors who are not employees of the Fund, the Advisors or their respective affiliates (the "Participants"). After completion of six years of service, each Participant will be entitled to receive an annual retirement benefit equal to a percentage of the fee earned by the Participant in his or her last year of service. Upon retirement, each Participant will receive annually 10% of such fee for each year that he or she served after completion of the first five years, up to a maximum annual benefit of 50% of the fee earned by the Participant in his or her last year of service. The fee will be paid quarterly, for life, by each Fund for which he or she serves. The Retirement Plan is unfunded and unvested. Mr. Kroeger has qualified but has not received benefits. The Fund has two Participants, a Director who retired effective December 31, 1994, and Mr. Woolf who retired effective December 31, 1996, who have qualified for the Retirement Plan by serving thirteen and fourteen years, respectively, as Directors in the Fund Complex and each of whom will be paid a quarterly fee of $4,875 by the Fund Complex for the rest of his life. Such fees are allocated to each fund in the Fund Complex based upon the relative net assets of such fund to the Fund Complex.

               Set forth in the table below are the estimated annual benefits payable to a Participant upon retirement assuming various years of service and payment of a percentage of the fee earned by such Participant in his or her last year of service, as described above. The approximate credited years of service at December 31, 1997 are as follows: for Mr. Cunnane, 3 years; for Mr. Kroeger, 15 years; for Mr. Levy, 3 years; for Mr. McDonald, 5 years; for Ms. Rimel, 2 years; and for Mr. Vogt, 2 years.


Years of Service              Estimated Annual Benefits Payable By Fund Complex Upon Retirement
----------------             -----------------------------------------------------------------

                             Chairman of Audit Committee                     Other Participants
                             ---------------------------                     ------------------
6 years                                $4,900                                      $3,900
7 years                                $9,800                                      $7,800
8 years                                $14,700                                     $11,700
9 years                                $19,600                                     $15,600
10 years or more                       $24,500                                     $19,500


               Any Director who receives fees from the Fund is permitted to defer a minimum of 50%, or up to all, of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Cunnane, Levy, McDonald and Vogt and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring Directors may select from among various Flag Investors funds and BT Alex. Brown Cash Reserve Fund, Inc. in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring Directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years.

Code of Ethics

               The Board of Directors of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Code of Ethics applies to the personal investing activities of all the directors and officers of the Fund, as well as to designated officers, directors and employees of the Advisors and the Distributor. As described below, the Code of Ethics imposes additional restrictions on the Advisors' investment personnel, including the portfolio managers and employees who execute or help execute a portfolio manager's decisions or who obtain contemporaneous information regarding the purchase or sale of a security by the Fund.


               The Code of Ethics requires that any officer, director or employee of the Fund, or the Advisors or, if they are access persons in the case of the Distribu tor, preclear personal securities investments (with certain exceptions, such as non-volitional purchases or purchases that are part of an automatic dividend reinvestment plan). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to investment personnel include a ban on acquiring any securities in an initial public offering, a prohibition from profiting on short-term trading in securities and special preclearance of the acquisition of securities in private placements. Furthermore, the Code of Ethics provides for trading "blackout periods" that prohibit trading by investment personnel and certain other employees within periods of trading by the Fund in the same security. Trading by investment personnel and certain other employees of the Advisor or Sub-Advisor, as appropriate, would be exempt from this "blackout period" provided that (1) the market capitalization of a particular security exceeds $2 billion; and (2) orders of such entity (including trades of both clients and covered persons) do not exceed ten percent of the daily average trading volume of the security for the prior 15 days. Officers, directors and employees of the Advisors and the Distributor may comply with codes instituted by those entities so long as they contain similar requirements and restrictions.


6.      INVESTMENT ADVISORY AND OTHER SERVICES


               On June 17, 1997, the Board of Directors of the Fund, including a majority of the Independent Directors, approved an Investment Advisory Agreement between the Fund and Investment Company Capital Corp. ("ICC" or the "Advisor") and a Sub-Advisory Agreement among the Fund, ICC and Alex. Brown Investment Management ("ABIM" or the "Sub-Advisor"), both of which contracts are described in greater detail below. The Investment Advisory Agreement and the Sub-Advisory Agreement were approved by a vote of shareholders of the Fund on August 14, 1997. ICC, the investment advisor, is an indirect subsidiary of Bankers Trust New York Corporation. ABIM is a limited partnership affiliated with the Advisor. Buppert, Behrens & Owens, Inc. a company organized and owned by three employees of ABIM, owns a 49% limited partnership interest and a 1% general partnership interest in ABIM. BT Alex. Brown owns a 1% general partnership interest in ABIM and BT Alex. Brown Holdings, Inc. owns the remaining limited partnership interest. ICC also serves as investment advisor and ABIM serves as sub-advisor to other funds in the Flag Investors family of funds.

               Under the Investment Advisory Agreement, ICC obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Fund. ICC has delegated this responsibility to ABIM provided that ICC continues to supervise the performance of ABIM and report thereon to the Fund's Board of Directors. Any investment program undertaken by ICC or ABIM will at all times be subject to policies and control of the Fund's Board of Directors. ICC will provide the Fund with office space for managing its affairs, with the services of required executive personnel and with certain clerical and bookkeeping services and facilities. These services are provided by ICC without reimbursement by the Fund for any costs. Neither ICC nor ABIM shall be liable to the Fund or its shareholders for any act or omission by ICC or ABIM or any losses sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The services of ICC and ABIM to the Fund are not exclusive and ICC and ABIM are free to render similar services to others.

               As compensation for its services, ICC is entitled to receive a fee from the Fund, calculated daily and paid monthly, at the following annual rates based upon the Fund's average daily net assets: 0.85% of the first $100 million, 0.75% of the next $100 million, 0.70% of the next $100 million, 0.65% of the next $200 million, 0.58% of the next $500 million, 0.53% of the next $500 million and 0.50% of that portion exceeding $1.5 billion. Prior to April 11, 1995, the annual rates based upon the Fund's average daily net assets were:
0.65% of the first $100 million, 0.55% of the next $100 million, 0.50% of the next $100 million and 0.45% of that portion in excess of $300 million. As compensation for its services, ABIM is entitled to receive a fee from ICC, payable from its advisory fee, calculated daily and paid monthly, at the following annual rates based upon the Fund's average daily net assets: 0.60% of the first $100 million, 0.55% of the next $100 million, 0.50% of the next $100 million, 0.45% of the next $200 million, 0.40% of the next $500 million, 0.37% of the next $500 million and 0.35% of that portion in excess of $1.5 billion.


               Each of the Investment Advisory Agreement and the Sub-Advisory Agreement has an initial term of two years and will continue in effect from year to year thereafter if such continuance is specifically approved at least annually by the Fund's Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in such agreements, by votes cast in person at a meeting called for such purpose, and by a vote of a majority of the outstanding Shares (as defined under "Capital Stock"). The Fund or ICC may terminate the Investment Advisory Agreement on sixty days' written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940
Act). The Sub-Advisory Agreement has similar termination provisions.


               Advisory fees paid by the Fund to ICC and sub-advisory fees paid by ICC to ABIM for the last three fiscal years were as follows:


                                      Year Ended December 31,
                                      -----------------------
Fees Paid to:              1997                1996                1995
-------------              ----                ----                ----
ICC                    $ 4,172,769          $ 3,562,609        $ 2,297,474*
ABIM                   $ 2,944,897          $ 2,430,407        $ 1,541,505

 --------------

* Net of fee waivers. Such voluntary fee waivers were discontinued on October 6, 1995.

         ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. An affiliate of ICC serves as the Fund's custodian. See "Custodian, Transfer Agent and Accounting Services."


7.      DISTRIBUTION OF FUND SHARES


         ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") serves as the distributor of each class of the Fund's Shares pursuant to a Distribution Agreement (the "Distribution Agreement") effective August 31, 1997. Prior to August 31, 1997, Alex. Brown & Sons Incorporated ("Alex. Brown") served as the Fund's distributor for the same rate of compensation and on substantially the same terms as the current Distribution Agreement.

               The Distribution Agreement provides that ICC Distributors shall;
(i) use reasonable efforts to sell Shares upon the terms and conditions contained in the Distribution Agreement and the Fund's then current Prospectus;
(ii) use its best efforts to conform with the requirements of all federal and state laws relating to the sale of the Shares; (iii) adopt and follow procedures as may be necessary to comply with the requirements of the National Association of Securities Dealers, Inc. and any other applicable self-regulatory organization; (iv) perform its duties under the supervision of and in accordance with the directives of the Fund's Board of Directors and the Fund's Articles of Incorporation and By-Laws; and (v) provide the Fund's Board of Directors with a written report of the amounts expended in connection with the Distribution Agreement. ICC Distributors shall devote reasonable time and effort to effect sales of Shares but shall not be obligated to sell any specific number of Shares. The services of ICC Distributors are not exclusive and ICC Distributors shall not be liable to the Fund or its shareholders for any error of judgment or mistake of law, for any losses arising out of any investment, or for any action or inaction of ICC Distributors in the absence of bad faith, willful misfeasance or gross negligence in the performance of ICC Distributors' duties or obligations under the Distribution Agreement or by reason of ICC Distributors' reckless disregard of its duties and obligations under the Distribution Agreement. The Distribution Agreement further provides that the Fund and ICC Distributors will mutually indemnify each other for losses relating to disclosures in the Fund's registration statement.

               The Distribution Agreement may be terminated at any time upon 60 days' written notice by the Fund, without penalty, by the vote of a majority of the Fund's Independent Directors or by a vote of a majority of the Fund's outstanding Shares of the related class (as defined under "Capital Stock") or upon 60 days' written notice by the Distributor and shall automatically terminate in the event of an assignment. The Distribution Agreement has an initial term of one year from the date of effectiveness. It shall continue in effect thereafter with respect to each class of the Fund provided that it is approved at least annually by (i) a vote of a majority of the outstanding voting securities of the related class of the Fund or (ii) a vote of a majority of the Fund's Board of Directors including a majority of the Independent Directors and, with respect to each class of the Fund for which there is a plan of distribution, so long as such plan of distribution is approved at least annually by the Independent Directors in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement, including the form of Sub-Distribution Agreement, was initially approved by the Board of Directors, including a majority of the Independent Directors, on August 4, 1997 and most recently on March __, 1998.

               ICC Distributors and certain broker-dealers ("Participating Dealers") have entered into Sub-Distribution Agreements under which such broker-dealers have agreed to process investor purchase and redemption orders and respond to inquiries from Fund shareholders concerning the status of their accounts and the operations of the Fund. Any Sub-Distribution Agreement may be terminated in the same manner as the Distribution Agreement and shall automatically terminate in the event of an assignment.

               In addition, with respect to Class A Shares and Class B Shares the Fund may enter into Shareholder Servicing Agreements with certain financial institutions, such as BT Alex. Brown and certain banks, to act as Shareholder Servicing Agents, pursuant to which ICC Distributors will allocate a portion of its distribution fee as compensation for such financial institutions' ongoing shareholder services. The Fund may also enter into Shareholder Servicing Agreements pursuant to which the Advisor, the Distributor or their respective affiliates will provide compensation out of their own resources for ongoing shareholder services. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Fund, according to interpretations by various bank regulatory authorities, financial institutions are not prohibited from acting in other capacities for investment companies, such as the shareholder servicing capacities described above. Should future legislative, judicial or administrative action prohibit or restrict the activities of the Shareholder Servicing Agents in connection with the Shareholder Servicing Agreements, the Fund may be required to alter materially or discontinue its arrangements with the Shareholder Servicing Agents. Such financial institutions may impose separate fees in connection with these services and investors should review the Prospectus and this Statement of Additional Information in conjunction with any such institution's fee schedule.

               As compensation for providing distribution services as described above, the Fund will pay ICC Distributors for the Class A Shares, an annual fee, paid monthly equal to .25% of the average daily net assets of the Class A Shares. As compensation for providing distribution services as described above for the Class B Shares, the Fund will pay ICC Distributors, an annual fee, paid monthly, equal to .75% of the average daily net assets of the Class B Shares. With respect to the Class A Shares, ICC Distributors expects to allocate up to all of its fee to Participating Dealers and Shareholder Servicing Agents. With respect to the Class B Shares, ICC Distributors expects to retain the entire distribution fee as reimbursement for front-end payments to Participating Dealers. In addition, with respect to the Class B Shares, the Fund will pay ICC Distributors a shareholder servicing fee at an annual rate of .25% of the average daily net assets of the Class B Shares. (See the Prospectus.) ICC Distributors expects to allocate most of its shareholder servicing fee to Participating Dealers and Shareholder Servicing Agents. ICC Distributors does not receive compensation for distributing Institutional Shares.

               As compensation for providing distribution and shareholder services to the Fund for the last three fiscal years, the Fund's distributor received aggregate fees in the following amounts:



                                                                Fiscal Year Ended December 31,
                                                                ------------------------------

                    Fee                           1997                    1996                     1995
                    ---                           ----                    ----                     ----
12b-1 Fee                                      $ 1,545,188(1)         $ 1,350,396(3)           $ 1,180,141(3)
Shareholder Servicing Fee                      $    59,629(2)            $ 32,943(3)                $8,783(3,4)
(Class B Shares)



-------------------------------------------------------


(1) Of this amount, Alex. Brown, the Fund's distributor prior to August 31, 1997, received $974,875 and ICC Distributors, the Fund's distributor effective August 31, 1997, received $570,313.
(2) Of this amount, Alex. Brown, the Fund's distributor prior to August 31, 1997, received $35,479 and ICC Distributors, the Fund's distributor effective August 31, 1997, received $24,150.
(3) Fees received by Alex. Brown, the Fund's distributor for the fiscal years ended December 31, 1996 and December 31, 1995.
(4) For the period from January 3, 1995 (commencement of operations of Class B Shares) through December 31, 1995.

               Pursuant to Rule 12b-1 under the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, only pursuant to a plan adopted by the investment company's board of directors and approved by its shareholders, the Fund has adopted a Plan of Distribution for each class of Shares (except Institutional Shares) (the "Plans"). Under the Plans, the Fund pays a fee to ICC Distributors for distribution and other shareholder servicing assistance as set forth in the Distribution Agreement, and ICC Distributors is authorized to make payments out of its fees to Participating Dealers and Shareholder Servicing Agents. The Plans remain in effect from year to year thereafter as specifically approved (a) at least annually by the Fund's Board of Directors and (b) by the affirmative vote of a majority of the Independent Directors, by votes cast in person at a meeting called for such purpose. The Plans were most recently approved by the Board of Directors, including a majority of the Independent Directors, on September 16, 1997.

               In approving the Plans, the Directors concluded, in the exercise of reasonable business judgment, that there was a reasonable likelihood that the Plans would benefit the Fund and its shareholders. The Plans will be renewed only if the Directors make a similar determination in each subsequent year. The Plans may not be amended to increase materially the fee to be paid pursuant to the Distribution Agreement without the approval of the shareholders of the Fund. The Plans may be terminated at any time upon sixty days' notice, in either case without penalty, by the vote of a majority of the Independent Directors or by a vote of a majority of the outstanding class of Shares (as defined under "Capital Stock").

               During the continuance of the Plans, the Fund's Board of Directors will be provided for their review, at least quarterly, a written report concerning the payments made under the Plans to ICC Distributors pursuant to the Distribution Agreement and to broker-dealers pursuant to Sub-Distribution Agreements. Such reports shall be made by the persons authorized to make such payments. In addition, during the continuance of the Plans, the selection and nomination of the Fund's Independent Directors shall be committed to the discretion of the Independent Directors then in office.

               If either Plan is terminated in accordance with its terms, the obligation of the Fund to make payments to ICC Distributors pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Distribution Agreement terminates with respect to that class. In return for payments received pursuant to the Plans for the last three fiscal years, the Fund's distributor paid the distribution related expenses of the related classes including one or more of the following: printing and mailing of prospectuses to other than current shareholders; compensation to dealers and sales personnel; and interest, carrying, or other financing charges.

               The Fund's distributor received commissions on the sale of Class A and contingent deferred sales loads on the Class B Shares and from such commissions and sales charges retained the following amounts:

                                             Fiscal Year Ended December 31,
                                             ------------------------------

        Class                      1997                            1996                               1995
        -----                      ----                            ----                               ----
                         Received     Retained            Received          Retained         Received          Retained
                         --------     --------            --------          --------         --------          --------
Class A               $     (1)      $     (3)           $717,441(5)       $255,062(5)       $146,261(5)       $73,667(5)
Commissions
Class B               $     (2)      $     (4)           $377,125(5)       $377,125(5)         78,146(5),(6)    78,146(5),(6)
Contingent
Deferred Sales
Charge

-------------

(1) Of this amount, Alex. Brown, the Fund's distributor prior to August 31, 1997, received ________ and ICC Distributors, the Fund's distributor effective August 31, 1997 received _________.
(2) Of this amount, Alex. Brown, the Fund's distributor prior to August 31, 1997, received ________ and ICC Distributors, the Fund's distributor effective August 31, 1997 received _________.
(3) Of commissions received, Alex. Brown retained _____________ and ICC Distributors retained ______, respectively.
(4) Of sales charges received, Alex. Brown retained _____________ and ICC Distributors retained ______, respectively.
(5) By Alex. Brown, the Fund's distributor for the fiscal years ended December 31, 1996 and December 31, 1995.
(6) For the period from January 3, 1995 (commencement of operations of Class B Shares) through December 31, 1995.

               Except as described elsewhere, the Fund pays or causes to be paid all continuing expenses of the Fund, including, without limitation: investment advisory and distribution fees; the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing Shares; all costs and expenses in connection with the registration and maintenance of registration of the Fund and its Shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Directors and Director members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in Shares or in cash; charges and expenses of any outside service used for pricing of the Shares; fees and expenses of legal counsel, including counsel to the Independent Directors, and of independent certified public accountants, in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including Officers and Directors) of the Fund that inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Fund's operation unless otherwise explicitly assumed by ICC, ABIM, or ICC Distributors.


8.      BROKERAGE


               ABIM is responsible for decisions to buy and sell securities for the Fund, for the broker-dealer selection and for negotiation of commission rates, subject to the supervision of ICC. Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge a commission for their services. Brokerage commissions are subject to negotiation between ABIM and the broker-dealers. ABIM may direct purchase and sale orders to any broker-dealer, including, to the extent and in the manner permitted by applicable law, its affiliates and ICC Distributors.

               In over-the-counter transactions, orders are placed directly with a principal market maker and such purchases normally include a mark up over the bid to the broker-dealer based on the spread between the bid and asked price for the security. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter. On occasion, certain money market instruments may be purchased directly from an issuer without payment of a commission or concession. The Fund will not deal with the Advisors or their affiliates in any transaction in which the Advisors or their affiliates act as a principal, nor will the Fund buy or sell over-the-counter securities with the Advisors or their affiliates acting as market maker.

               If the Advisors or their affiliates are participating in an underwriting or selling group, the Fund may not buy portfolio securities from the group except in accordance with rules of the SEC. The Fund believes that the limitation will not affect its ability to carry out its present investment objective.


               ABIM's primary consideration in effecting securities transactions is to obtain best price and execution of orders on an overall basis. As described below, however, ABIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services that are deemed by ABIM to be beneficial to the Fund's investment program. Certain research services furnished by broker-dealers may be useful to ABIM with clients other than the Fund. Similarly, any research services received by ABIM through placement of portfolio transactions of other clients may be of value to ABIM in fulfilling its obligations to the Fund. No specific value can be determined for research and statistical services furnished without cost to ABIM by a broker-dealer. ABIM is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing ABIM's research and analysis. Therefore, it may tend to benefit the Fund by improving ABIM's investment advice. ABIM's policy is to pay a broker-dealer higher commissions for particular transactions than might be charged if a different broker-dealer had been chosen when, in ABIM's opinion, this policy furthers the overall objective of obtaining best price and execution. Subject to periodic review by the Fund's Board of Directors, ABIM is also authorized to pay broker-dealers other than the Advisors or their Affiliates higher commissions than another broker might have charged on brokerage transactions for the Fund for brokerage or research services. The allocation of orders among broker-dealers and the commission rates paid by the Fund will be reviewed periodically by the Board.

               Subject to the above considerations, the Board of Directors has authorized the Fund to effect portfolio transactions, on an agency basis, through the Advisors or their Affiliates. At the time of such authorization the Board adopted certain policies and procedures incorporating the standards of Rule 17e-1 under the 1940 Act which requires that the commissions paid the Advisors or their affiliates must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." Rule 17e-1 also contains requirements for the review of such transactions by the Board of Directors and requires ICC and ABIM to furnish reports and to maintain records in connection with such reviews.


               ABIM manages other investment accounts. It is possible that, at times, identical securities will be acceptable for the Fund and one or more of such other accounts; however, the position of each account in the securities of the same issuer may vary and the length of time that each account may choose to hold its investment in such securities may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund or one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated among the accounts in a manner deemed equitable by ABIM. ABIM may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. Such simultaneous transactions, however, could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security that it seeks to purchase or sell.

               ICC directed transactions to broker-dealers and paid related commissions because of research services in the following amounts:


                                                    Fiscal Year Ended December 31,
                                                    ------------------------------
                                       1997                 1996                      1995
                                       ----                 ----                      ----
Transactions Directed              $312,672,931       $  191,851,754             $  288,166,553
Commissions Paid                       $406,249       $      396,046             $      386,539

               For the period from September 1, 1997 through December 31, 1997, the Fund paid no brokerage commissions to BT Alex. Brown or its affiliates. For the period from January 1, 1997 through August 31, 1997 and in the fiscal year ended December 31, 1996, the Fund paid Alex. Brown brokerage commissions in the aggregate amount of $0 and $7,000, which represented 0% and 1.9% of the Fund's aggregate brokerage commissions for the periods and which were paid on transactions that represented 0% and 2.9% respectively, of the aggregate dollar amount of transactions that incurred commissions paid by the Fund during the respective periods. The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) that the Fund has acquired during its most recent fiscal year. As of December 31, 1997, the Fund held a 6.25% repurchase agreement issued by Goldman Sachs valued at $7,848,000. Goldman Sachs is a "regular broker or dealer" of the Fund.


9.      CAPITAL STOCK


               Under the Fund's Articles of Incorporation, the Fund has 85 million authorized Shares of common stock, with a par value of $.001 per share. The Board of Directors may increase or decrease the number of authorized Shares without shareholder approval. On October 11, 1989, the Fund declared a two for one stock dividend payable to shareholders of record on October 27, 1989.

               The Fund's Articles of Incorporation provide for the establishment of separate series and separate classes of Shares by the Directors at any time. The Fund currently has one Series and the Board has designated four classes of Shares: Flag Investors Communications Fund Class A Shares, Flag Investors Communications Fund Class B Shares; Flag Investors Communications Fund Class D Shares and Flag Investors Communications Fund Institutional Shares. The Flag Investors Communications Fund Class D Shares are not currently being offered. In the event separate series are established, all Shares of the Fund, regardless of series or class, would have equal rights with respect to voting, except that with respect to any matter affecting the rights of the holders of a particular series or class, the holders of each series or class would vote separately. In general, each such series would be managed separately and shareholders of each series would have an undivided interest in the net assets of that series. For tax purposes, the series would be treated as separate entities. Generally, each class of Shares issued by a particular series would be identical to every other class and expenses of the Fund (other than 12b-1 fees and any applicable services fees) are prorated between all classes of a series based upon the relative net assets of each class. Any matters affecting any class exclusively will be voted on by the holders of such class.


               Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding Shares voting together for election of Directors may elect all the members of the Board of Directors of the Fund. In such event, the remaining holders cannot elect any members of the Board of Directors of the Fund. There are no preemptive, conversion or exchange rights applicable to any of the Shares. The issued and outstanding Shares are fully paid and non-assessable. In the event of liquidation or dissolution of the Fund, each Share is entitled to its portion of the Fund's assets (or the assets allocated to a separate series of shares if there is more than one series) after all debts and expenses have been paid.

               As used in this Statement of Additional Information, the term "majority of the outstanding Shares" means the vote of the lesser of (i) 67% or more of the Shares present at a meeting, if the holders of more than 50% of the outstanding Shares are present or represented by proxy, or (ii) more than 50% of the outstanding Shares.

10.     SEMI-ANNUAL REPORTS

               The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants.

11.     CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES


               Bankers Trust Company ("Bankers Trust") has been retained to act as custodian of the Fund's investments. Bankers Trust receives such compensation from the Fund for its services as custodian as may be agreed to from time to time by Bankers Trust and the Fund. For the period from September 22, 1997 through December 31, 1997, Bankers Trust accrued fees of $18,189. Investment Company Capital Corp. has been retained to act as transfer and dividend disbursing agent. As compensation for providing these services, the Fund pays ICC up to $10.12 per account per year, plus reimbursement for out-of-pocket expenses incurred in connection therewith. For the fiscal year ended December 31, 1997, such fees totaled $501,719.


               ICC also provides certain accounting services to the Fund under a Master Services Agreement between the Fund and ICC. As compensation for these services, ICC receives an annual fee, calculated daily and paid monthly as shown below.

      Average Daily Net Assets                Incremental Annual Accounting Fee

$          0       -  $   10,000,000                    $13,000(fixed fee)
$ 10,000,000       -  $   20,000,000                       .100%
$ 20,000,000       -  $   30,000,000                       .080%
$ 30,000,000       -  $   40,000,000                       .060%
$ 40,000,000       -  $   50,000,000                       .050%
$ 50,000,000       -  $   60,000,000                       .040%
$ 60,000,000       -  $   70,000,000                       .030%
$ 70,000,000       -  $  100,000,000                       .020%
$100,000,000       -  $  500,000,000                       .015%
$500,000,000       -  $1,000,000,000                       .005%
over $1,000,000,000                                        .001%

         In addition, the Fund reimburses ICC for certain out-of-pocket expenses incurred in connection with ICC's provision of accounting services under the Master Services Agreement.

         As compensation for providing accounting services to the Fund for the fiscal year ended December 31, 1997, ICC received fees of $119,938.

12.         INDEPENDENT ACCOUNTANTS

            The annual financial statements of the Fund are audited by Coopers & Lybrand L.L.P. whose report thereon appears elsewhere herein, and have been included herein in reliance upon the report of such firm of accountants given on their authority as experts in accounting and auditing.

13.         PERFORMANCE INFORMATION

            For purposes of quoting and comparing the performance of the Fund to that of other open-end diversified management investment companies and to stock or other relevant indices in advertisements or in certain reports to shareholders, performance will be stated in terms of total return rather than in terms of yield. The total return quotations, under the rules of the SEC, must be calculated according to the following formula:
                 n
         P(l + T)   =   ERV

     Where:  P      =   a hypothetical initial payment of $1,000

             T      =   average annual total return

             n      =   number of years (1, 5 or 10)

             ERV    =   ending redeemable value at the end of the 1-, 5-
                        or 10-year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods.

             Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover one-, five- and ten-year periods or a shorter period dating from the effectiveness of the Fund's registration statement (or the later commencement of operations of the series or class). In calculating the ending redeemable value for the Class A Shares, the maximum sales load (4.5%) is deducted from the initial $1,000 payment and all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the Prospectus on the reinvestment dates during the period. In calculating the performance of the Class B Shares, the applicable contingent deferred sales charge (4.0% for the one-year period, 2.0% for the five-year period and no sales charge thereafter) is deducted from the ending redeemable value and all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the prospectus on the reinvestment dates during the period. "T" in the formula above is calculated by finding the average annual compounded rate of return over the period that would equate an assumed initial payment of $1,000 to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed by the Fund.

         Calculated according to SEC rules, the ending redeemable value and average annual total return of a hypothetical $1,000 payment for the periods ended December 31, 1997 were as follows:


                       One-Year Period Ended       Five-Year Period Ended       Ten-Year Period Ended         Inception Through
                         December 31, 1997           December 31, 1997            December 31, 1997           December 31, 1997
                         -----------------           -----------------            -----------------           -----------------
                         Ending       Average        Ending       Average        Ending        Average       Ending        Average
                       Redeemable     Annual       Redeemable      Annual      Redeemable      Annual      Redeemable      Annual
                         Value         Total         Value         Total         Value          Total        Value          Total
Class                                 Return                       Return                      Return                      Return
-----                  ----------     ------       ----------      ------      ----------      ------      ----------      ------
Class A                $4,418.60      31.18%       $8,185.40       17.05%      $10,356.74      17.51%     $12,450.50 *     17.46%*
January 18, 1984+
Class B                $1,599.18      32.36%          N/A           N/A           N/A            N/A       $2,200.68       26.14%
January 3, 1995+
Class D                $1,696.38      33.90%          N/A           N/A           N/A            N/A       $2,363.66       15.91%
April 6, 1993+

+   Inception Date.
*   Not required since more than ten years have elapsed since inception.

             The Fund may also from time to time include in such advertising total return figures that are not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Morningstar Inc., or with the performance of the Lehman Brothers Government Corporate Bond Index, the Consumer Price Index, the return on 90-day U.S. Treasury bills, the Standard and Poor's 500 Stock Index or the Dow Industrial Average, the Fund calculates its aggregate and average annual total return for the specified periods of time by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. For this alternative computation, the Fund assumes that the $10,000 invested in Shares is net of all sales charges. The Fund will, however, disclose the maximum sales charges and will also disclose that the performance data do not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


             The Fund's annual portfolio turnover rate (the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the portfolio during the year, excluding U.S. Government and short-term securities) may vary from year to year, as well as within a year, depending on market conditions. The Fund's portfolio turnover rate in fiscal year 1997 was 26% and in fiscal year 1996 was 20%.

             Morningstar Mutual Fund Advisory Service ("Morningstar") assigned the Fund their "5" Best in Category, rating among the ten funds in the communications funds category for the three-year period ended December 31, 1997. As of December 31, 1997, Morningstar assigned the Fund a weighted overall risk-adjusted rating of four stars based on the three-, five- and ten-year ratings (see explanation below). As of December 31, 1997, the Fund's ratings for separate periods within its investment category of domestic equity funds, were three stars among 2,332 funds for three years, three stars among 1,292 funds for five years and four stars among 676 funds for ten years.

             The Morningstar risk-adjusted rating is expressed on a scale of 1 to 5 stars. The star rating is neither a predictive measure nor a "buy/sell" recommendation. It is a purely descriptive representation of how well a fund has balanced risk and return in the past. If the fund scores in the top 10% of its investment category, it receives 5 stars (Highest); if it falls in the next 22.5%, it receives 4 stars (Above Average); if it falls in the middle 35%, it receives 3 stars (Neutral or Average); if it falls in the next 22.5%, it receives two stars (Below Average); and if it falls in the bottom 10%, it receives 1 star (Lowest). The star ratings are recalculated monthly. The Fund's overall risk-adjusted star rating is a weighted average of the Fund's three-, five-, and 10-year histories, relative to other funds in its broad investment category (i.e, equity). The three time periods are combined as a weighted average. The 10-year rating accounts for 50% of the overall rating, the five-year figure for 30%, and the three-year period 20%.

14.          CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


             To Fund management's knowledge, no persons held beneficially or of record 5% or more of the Fund's outstanding shares, as of February 2, 1998:

             As of February 2, 1998, the Directors and officers as a group owned less than 1% of the Fund's total outstanding shares.


15.      FINANCIAL STATEMENTS

             See next page.

FLAG INVESTORS TELEPHONE INCOME FUND
--------------------------------------------------------------------------------

Statement of Net Assets                                        December 31, 1997

                                                                         Market Value
  Shares                     Security                                      (Note 1)
-------------------------------------------------------------------------------------
 TELECOMMUNICATIONS INDUSTRY -- 92.4%

Common Stock -- 92.4%
    320,408      AirTouch Communications Inc.*                          $ 13,316,957
    600,000      America Online, Inc.*                                    53,512,500
    320,000      Ameritech Corporation                                    25,760,000
    416,608      Bell Atlantic Corporation                                37,911,328
    366,428      BlackBox Corporation*                                    12,962,390
    200,000      Brooks Fiber Properties, Inc.*                           11,000,000
    172,500      CellStar Corporation*                                     3,428,437
  1,130,100      Cincinnati Bell Inc.                                     35,033,100
    469,700      Clearnet Communications Inc.-- Class A*                   5,342,838
    200,000      DSC Communications Corporation*                           4,800,000
    470,300      First Data Corporation                                   13,756,275
    993,400      Frontier Corporation                                     23,903,687
    500,000      General Communications, Inc.*                             3,312,500
    693,820      GTE Corporation                                          36,252,095
    315,235      Lucent Technologies Inc.                                 25,179,396
    200,000      MCI Communications Corporation                            8,562,500
    405,000      Mobile Telecommunication Technologies
                   Corporation*                                            8,910,000
    265,000      Motorola Inc.                                            15,121,563
    200,000      NEXTEL Communications Inc.-- Class A*                     5,200,000
  1,495,000      Novell Inc.*                                             11,212,500
    520,347      Orbital Sciences Corporation*                            15,480,323
    200,000      Pacific Gateway Exchange, Inc.*                          10,762,500
    312,200      Qwest Communications International Inc.*                 18,575,900
  1,544,760      SBC Communications Inc.                                 113,153,670
    250,000      Sprint Corporation                                       14,656,250
     53,400      TCA Cable TV, Inc.                                        2,456,400
    128,000      Telefonica de Espana SA ADR                              11,656,000
    285,000      Telefonos de Mexico SA ADR-- Series L                    15,977,813
    184,100      Teleglobe Inc.                                            5,592,038
    573,000      U.S. West Communications Group                           25,856,625
    150,000      Vimpel-Communications-- SP ADR*                           5,343,750
  1,031,300      WorldCom, Inc.*                                          31,196,825
    259,000      3Com Corporation*                                         9,048,813
                                                                        ------------
                 Total Common Stock of Telecommunications Industry
                   (Cost $336,509,211)                                   634,234,973
                                                                        ------------

FLAG INVESTORS TELEPHONE INCOME FUND
--------------------------------------------------------------------------------

Statement of Net Assets (concluded)                            December 31, 1997


  Shares/                                                                Market Value
 Par (000)                   Security                                      (Note 1)
-------------------------------------------------------------------------------------
 NON-TELECOMMUNICATIONS INDUSTRY - 6.5%

Common Stock -- 5.7%
    626,900      Alexander Haagen Properties, Inc.                     $ 10,931,569
    620,548      Conseco Inc.                                            28,196,149
                                                                       ------------
                 Total Common Stock of Non-Telecommunications
                   Industry  (Cost $10,960,927)                          39,127,718
                                                                       ------------

Corporate Bond -- 0.8%
     $5,000      HMH Properties, 9.5%, 5/15/05
                   (Cost $4,917,676)                                      5,325,000
                                                                       ------------

                 Total Non-Telecommunications Industry
                   (Cost $15,878,603)                                    44,452,718
                                                                       ------------


 REPURCHASE AGREEMENT -- 1.1%
      7,848      Goldman Sachs & Co., 6.25%
                   Dated 12/31/97, to be repurchased at $7,850,725
                   on 1/2/98, collateralized by U.S. Treasury Notes
                   with a market value of $8,005,743.
                   (Cost $7,848,000)                                      7,848,000
                                                                       ------------


Total Investments in Securities -- 100.0%
  (Cost $360,235,814)**                                                 686,535,691

Liabilities in Excess of Other Assets, Net-- (0.0)%                        (265,252)
                                                                       ------------

Net Assets-- 100.0%                                                    $686,270,439
                                                                       ============

FLAG INVESTORS TELEPHONE INCOME FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Net Asset Value Per:
   Class A Share
    ($622,865,153 / 32,149,145 shares outstanding)                 $19.37(1)
                                                                   ======
   Class B Share
    ($32,474,116 / 1,689,565 shares outstanding)                   $19.22(2)
                                                                   ======
   Class D Share
    ($30,931,170 / 1,597,845 shares outstanding)                   $19.36(3)
                                                                   ======

Maximum Offering Price Per:
  Class A Share
    ($19.37 / 0.955)                                               $20.28
                                                                   ======
   Class B Share                                                   $19.22
                                                                   ======
  Class D Share
    ($19.36 / 0.985)                                               $19.65
                                                                   ======

------

  * Non-income producing security.
 ** Aggregate cost for federal tax purposes was $358,380,658.
(1) Redemption value is $19.37.
(2) Redemption value is $18.45 following a 4.00% maximum contingent deferred sales charge.
(3) Redemption value is $19.17 following a 1.00% maximum contingent deferred sales charge.


                       See Notes to Financial Statements.

FLAG INVESTORS TELEPHONE INCOME FUND
--------------------------------------------------------------------------------

Statement of Operations

                                                                         For the
                                                                        Year Ended
                                                                       December 31,
-----------------------------------------------------------------------------------
                                                                           1997
Investment Income (Note 1):
   Dividends                                                           $ 12,090,126
   Interest                                                               1,073,514
     Less: Foreign taxes withheld                                          (119,424)
                                                                       ------------
            Total income                                                 13,044,216
                                                                       ------------

Expenses:
   Investment advisory fee (Note 2)                                       4,172,769
   Distribution fee (Note 2)                                              1,775,102
   Transfer agent fee (Note 2)                                              501,719
   Accounting fee (Note 2)                                                  119,938
   Custodian fee (Note 2)                                                    65,443
   Directors' pension                                                        62,142
   Printing and postage                                                      61,407
   Registration fees                                                         34,821
   Legal                                                                     32,727
   Audit                                                                     29,988
   Directors' fees                                                           28,152
   Miscellaneous                                                              9,962
                                                                       ------------
            Total expenses                                                6,894,170
                                                                       ------------
   Net investment income                                                  6,150,046
                                                                       ------------

Realized and unrealized gain/(loss) on investments:
   Net realized gain from security transactions                          53,763,750
   Change in unrealized appreciation or depreciation of investments     132,712,907
                                                                       ------------
   Net gain on investments                                              186,476,657
                                                                       ------------
Net increase in net assets resulting from operations                   $192,626,703
                                                                       ============


                       See Notes to Financial Statements.

FLAG INVESTORS TELEPHONE INCOME FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets


                                                     For the Year Ended December 31,
------------------------------------------------------------------------------------
                                                          1997             1996
Increase/(Decrease) in Net Assets:
Operations:
   Net investment income                               $  6,150,046    $  9,222,665
   Net realized gain from security
     transactions                                        53,763,750      44,618,521
   Change in unrealized appreciation or
     depreciation of investments                        132,712,907      13,950,633
                                                       ------------    ------------
   Net increase in net assets resulting
     from operations                                    192,626,703      67,791,819
                                                       ------------    ------------

Distributions to Shareholders from:
   Net investment income and short-term gains:
     Class A Shares                                     (12,292,592)     (8,654,688)
     Class B Shares                                        (438,661)       (157,647)
     Class D Shares                                        (560,042)       (410,330)
   Net realized mid-term and long-term gains:
     Class A Shares                                     (45,697,778)    (29,498,290)
     Class B Shares                                      (2,233,281)     (1,015,396)
     Class D Shares                                      (2,314,208)     (1,607,601)
                                                       ------------    ------------
   Total distributions                                  (63,536,562)    (41,343,952)
                                                       ------------    ------------

Capital Share Transactions (Note 3):
   Proceeds from sale of shares                          32,057,019      36,388,229
   Value of shares issued in reinvestment
     of dividends                                        52,863,614      33,751,356
   Cost of shares repurchased                           (78,344,677)    (77,258,035)
                                                       ------------    ------------
   Increase/(decrease) in net assets derived from
     capital share transactions                           6,575,956      (7,118,450)
                                                       ------------    ------------
   Total increase in net assets                         135,666,097      19,329,417

Net Assets:
   Beginning of year                                    550,604,342     531,274,925
                                                       ------------    ------------
   End of year                                         $686,270,439    $550,604,342
                                                       ============    ============


                       See Notes to Financial Statements.

FLAG INVESTORS TELEPHONE INCOME FUND
--------------------------------------------------------------------------------
Financial Highlights -- Class A Shares
(For a share outstanding throughout each year)

                                                                     For the
                                                                    Year Ended
                                                                   December 31,
-------------------------------------------------------------------------------
                                                                       1997
Per Share Operating Performance:
   Net asset value at beginning of year                             $  15.59
                                                                    --------
Income from Investment Operations:
   Net investment income                                                0.27
   Net realized and unrealized gain/(loss) on investments               5.41
                                                                    --------
   Total from Investment Operations                                     5.68
                                                                    --------
Less Distributions:
   Distributions from net investment income
     and net realized short-term gains                                 (0.40)
   Distributions from net realized mid-term and long-term gains        (1.50)
                                                                    --------
   Total distributions                                                 (1.90)
                                                                    --------
   Net asset value at end of year                                   $  19.37
                                                                    ========
Total Return(1)                                                        37.36%
Ratios to Average Daily Net Assets:
   Expenses                                                             1.11%
   Net investment income                                                1.07%
Supplemental Data:
   Net assets at end of year (000)                                   $622,865
   Portfolio turnover rate                                                26%
   Average commissions per share(4)                                  $ 0.0598

-------
(1) Total return excludes the effect of sales charge.
(2) Without the waiver of advisory fees (Note 2), the ratio of expenses to average daily net assets would have been 0.99%, 0.99% and 0.98% for the years ended December 31, 1995, 1994 and 1993, respectively.
(3) Without the waiver of advisory fees (Note 2), the ratio of net investment income to average daily net assets would have been 2.79%, 3.07% and 3.06% for the years ended December 31, 1995, 1994 and 1993, respectively.
(4) Disclosure is required for fiscal years beginning after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

FLAG INVESTORS TELEPHONE INCOME FUND
--------------------------------------------------------------------------------

                                                                           For the Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------
                                                                      1996       1995        1994         1993
Per Share Operating Performance:
   Net asset value at beginning of year                             $ 14.87    $ 12.30     $ 13.70      $ 12.20
                                                                    -------    -------     -------      -------
Income from Investment Operations:
   Net investment income                                               0.27       0.40        0.41         0.42
   Net realized and unrealized gain/(loss) on investments              1.67       3.58       (1.27)        1.78
                                                                    -------    -------     -------      -------
   Total from Investment Operations                                    1.94       3.98       (0.86)        2.20
                                                                    -------    -------     -------      -------
Less Distributions:
   Distributions from net investment income
     and net realized short-term gains                                (0.38)     (0.41)      (0.44)       (0.42)
   Distributions from net realized mid-term and long-term gains       (0.84)     (1.00)      (0.10)       (0.28)
                                                                    -------    -------     -------      -------
   Total distributions                                                (1.22)     (1.41)      (0.54)       (0.70)
                                                                    -------    -------     -------      -------
   Net asset value at end of year                                   $ 15.59    $ 14.87     $ 12.30      $ 13.70
                                                                    =======    =======     =======      =======
Total Return(1)                                                       13.46%     33.44%      (6.32)%      18.12%
Ratios to Average Daily Net Assets:
   Expenses                                                            1.14%      0.93%(2)    0.92%(2)     0.92%(2)
   Net investment income                                               1.74%      2.85%(3)    3.14%(3)     3.12%(3)
Supplemental Data:
   Net assets at end of year (000)                                  $505,371   $492,454    $435,805     $469,163
   Portfolio turnover rate                                               20%        24%         23%          14%
   Average commissions per share(4)                                 $ 0.0696        --          --           --

                       See Notes to Financial Statements.

FLAG INVESTORS TELEPHONE INCOME FUND
--------------------------------------------------------------------------------
Financial Highlights -- Class B Shares
(For a share outstanding throughout each period)
                                                                   For the
                                                                  Year Ended
                                                                 December 31,
--------------------------------------------------------------------------------
                                                                     1997

Per Share Operating Performance:
   Net asset value at beginning of period                          $ 15.51
                                                                   -------
Income from Investment Operations:
   Net investment income                                              0.18
   Net realized and unrealized gain on investments                    5.34
                                                                   -------
   Total from Investment Operations                                   5.52
                                                                   -------
Less Distributions:
   Distributions from net investment income
     and net realized short-term gains                               (0.31)
   Distributions from net realized mid-term and long-term gains      (1.50)
                                                                   -------
   Total distributions                                               (1.81)
                                                                   -------
   Net asset value at end of period                                $ 19.22
                                                                   =======
Total Return(2)                                                     36.36%
Ratios to Average Daily Net Assets:
   Expenses                                                          1.86%
   Net investment income                                             0.29%
Supplemental Data:
   Net assets at end of period (000)                               $32,474
   Portfolio turnover rate                                             26%
   Average commissions per share(6)                                $0.0598

---------
(1) Commencement of operations.
(2) Total return excludes the effect of sales charge.
(3) Without the waiver of advisory fees (Note 2), the ratio of expenses to average daily net assets would have been 1.74% (annualized) for the period ended December 31, 1995.
(4) Without the waiver of advisory fees (Note 2), the ratio of net investment income to average daily net assets would have been 2.09% (annualized) for the period ended December 31, 1995.
(5) Annualized.
(6) Disclosure is required for fiscal years beginning after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

FLAG INVESTORS TELEPHONE INCOME FUND
--------------------------------------------------------------------------------

                                                                                        For the Period
                                                                  For the Year        January 3, 1995(1)
                                                               Ended December 31,    through December 31,
---------------------------------------------------------------------------------------------------------
                                                                     1996                    1995


Per Share Operating Performance:
   Net asset value at beginning of period                           $ 14.83                 $12.28
Income from Investment Operations:                                  -------                 ------
   Net investment income                                               0.19                   0.30
   Net realized and unrealized gain on investments                     1.63                   3.56
                                                                    -------                 ------
   Total from Investment Operations                                    1.82                   3.86
                                                                    -------                 ------
Less Distributions:
   Distributions from net investment income
     and net realized short-term gains                                (0.30)                 (0.31)
   Distributions from net realized mid-term and long-term gains       (0.84)                 (1.00)
                                                                    -------                 ------
   Total distributions                                                (1.14)                 (1.31)
                                                                    -------                 ------
   Net asset value at end of period                                 $ 15.51                 $14.83
                                                                    =======                 ======
Total Return(2)                                                       12.60%                 32.42%
Ratios to Average Daily Net Assets:
   Expenses                                                            1.92%                  1.70%(3,5)
   Net investment income                                               0.95%                  2.13%(4,5)
Supplemental Data:
   Net assets at end of period (000)                                 $17,661                 $7,504
   Portfolio turnover rate                                               20%                    24%
   Average commissions per share(6)                                  $0.0696                    --



                       See Notes to Financial Statements.

FLAG INVESTORS TELEPHONE INCOME FUND
-----------------------------------------------------------------------------
Financial Highlights -- Class D Shares
(For a share outstanding throughout each period)
                                                                  For the
                                                                Year Ended
                                                               December 31,
-----------------------------------------------------------------------------
                                                                   1997

Per Share Operating Performance:
   Net asset value at beginning of period                        $ 15.59
                                                                 -------
Income from Investment Operations:
   Net investment income                                            0.23
   Net realized and unrealized gain/(loss) on investments           5.40
                                                                 -------
   Total from Investment Operations                                 5.63
                                                                 -------
Less Distributions:
   Distributions from net investment income
     and net realized short-term gains                             (0.36)
   Distributions in excess of net investment income                   --
   Distributions from net realized long-term gains                 (1.50)
                                                                 -------
   Total distributions                                             (1.86)
                                                                 -------
   Net asset value at end of period                              $ 19.36
                                                                 =======
Total Return(2)                                                    36.94%
Ratios to Average Daily Net Assets:
   Expenses                                                         1.46%
   Net investment income                                            0.73%
Supplemental Data:
   Net assets at end of period (000)                              $30,931
   Portfolio turnover rate                                            26%
   Average commissions per share(6)                              $ 0.0598


--------------------------------------------------------------------------------
(1) Commencement of operations.
(2) Total return excludes the effect of sales charge.
(3) Without the waiver of advisory fees (Note 2), the ratio of expenses to average daily net assets would have been 1.34%, 1.34% and 1.31% for the years ended December 31, 1995, 1994 and the period ended December 31, 1993, respectively.
(4) Without the waiver of advisory fees (Note 2), the ratio of net investment income to average daily net assets would have been 2.44%, 2.74% and 1.98% for the years ended December 31, 1995, 1994 and the period ended December 31, 1993, respectively.
(5) Annualized.
(6) Disclosure is required for fiscal years beginning after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

FLAG INVESTORS TELEPHONE INCOME FUND
--------------------------------------------------------------------------------

                                                                                               For the Period
                                                                                              April 6, 1993(1)
                                                                                                   through
                                                             For the Year Ended December 31,     December 31,
-------------------------------------------------------------------------------------------------------------
                                                             1996         1995         1994           1993
Per Share Operating Performance:
   Net asset value at beginning of period                  $ 14.87      $ 12.30      $ 13.67        $ 13.21
                                                           -------      -------      -------        -------
Income from Investment Operations:
   Net investment income                                      0.22         0.34         0.37           0.25
   Net realized and unrealized gain/(loss) on investments     1.67         3.58        (1.20)          0.80
                                                           -------      -------      -------        -------
   Total from Investment Operations                           1.89         3.92        (0.83)          1.05
                                                           -------      -------      -------        -------
Less Distributions:
   Distributions from net investment income
     and net realized short-term gains                       (0.33)       (0.35)        (0.42)        (0.31)
   Distributions in excess of net investment income             --           --         (0.02)           --
   Distributions from net realized long-term gains           (0.84)       (1.00)        (0.10)        (0.28)
                                                           -------      -------      --------       -------
   Total distributions                                       (1.17)       (1.35)        (0.54)        (0.59)
                                                           -------      -------      --------       -------
   Net asset value at end of period                        $ 15.59      $ 14.87       $ 12.30       $ 13.67
                                                           =======      =======      ========       =======
Total Return(2)                                              13.00%       32.91%        (6.13)%        8.01%
Ratios to Average Daily Net Assets:
   Expenses                                                   1.49%        1.28%(3)      1.27%(3)      1.27%(3,5)
   Net investment income                                      1.40%        2.50%(4)      2.81%(4)      2.73%(4,5)
Supplemental Data:
   Net assets at end of period (000)                        $27,573      $31,317       $31,696       $23,481
   Portfolio turnover rate                                      20%          24%           23%           14%
   Average commissions per share(6)                         $0.0696          --            --            --

                       See Notes to Financial Statements.

FLAG INVESTORS TELEPHONE INCOME FUND
--------------------------------------------------------------------------------

Notes to Financial Statements

NOTE 1--Significant Accounting Policies

     Flag Investors Telephone Income Fund, Inc. (the "Fund"), which is organized as a Maryland Corporation and commenced operations January 18, 1984, is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment management company. On January 18, 1984 (the exchange date), investors received five Fund shares for each American Telephone & Telegraph Company (AT&T) share, with rights to the divested Bell regional operating companies attached, in a tax-free exchange. The Fund's objective is to provide current income and long-term growth of capital without undue risk primarily by investing in common stock, securities convertible thereto and debt obligations of companies in the telephone industry and in income-producing securities (including debt obligations) of issuers in the telephone or other industries.

     The Fund consists of three share classes: Class A Shares, which commenced January 18, 1984; Class D Shares, which commenced April 6, 1993; and Class B Shares, which commenced January 3, 1995. The Fund has not sold Class D Shares since November 18, 1994, but existing shareholders may reinvest their dividends.

     The Class A, Class B and Class D Shares are subject to different sales charges. The Class A Shares have a front-end sales charge, the Class B Shares have a contingent deferred sales charge and the Class D Shares have both a front-end sales charge and a contingent deferred sales charge. In addition, each class has a different distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. SECURITY VALUATION--The Fund values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is unavailable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors.

FLAG INVESTORS TELEPHONE INCOME FUND
--------------------------------------------------------------------------------

NOTE 1--continued

        As of December 31, 1997, there were no Board valued securities. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.


     B. REPURCHASE AGREEMENTS--The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. FEDERAL INCOME TAX--The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

        The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

     D. SECURITIES TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND OTHER--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. For financial reporting purposes, the cost includes the value of the securities received in the exchange. For income tax purposes, the tax cost is based on the AT&T shares in the hands of the exchanging AT&T shareholders on the exchange date. Interest income is recorded on an accrual basis and includes the pro rata amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FLAG INVESTORS TELEPHONE INCOME FUND
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), a subsidiary of Bankers Trust New York Corporation, is the Fund's investment advisor and Alex. Brown Investment Management ("ABIM") is the Fund's subadvisor. As compensation for its advisory services, the Fund pays ICC an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.85% of the first $100 million, 0.75% of the next $100 million, 0.70% of the next $100 million, 0.65% of the next $200 million, 0.58% of the next $500 million, 0.53% of the next $500 million and 0.50% of the amount over $1.5 billion.

     As compensation for its subadvisory services, ICC pays ABIM a fee from its advisory fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.60% of the first $100 million, 0.55% of the next $100 million, 0.50% of the next $100 million, 0.45% of the next $200 million, 0.40% of the next $500 million, 0.37% of the next $500 million and 0.35% of the amount over $1.5 billion.

     Certain officers and directors of the Fund are also officers or directors of the Fund's investment advisor.

     As compensation for its accounting services, the Fund pays ICC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets. The Fund paid ICC $119,938 for accounting services for the year ended December 31, 1997.

     As compensation for its transfer agent services, the Fund pays ICC a per account fee that is calculated and paid monthly. The Fund paid ICC $501,719 for transfer agent services for the year ended December 31, 1997.

     Effective September 22, 1997, Bankers Trust Company became the Fund's custodian. Prior to September 22, 1997, PNCBank served as the Fund's custodian. From September 22, 1997 to December 31, 1997, the Fund accrued $18,189 in custody expenses.

     As compensation for providing distribution services, the Fund pays ICC Distributors ("ICC Distributors"), which is not related to ICC, an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Class A Shares' average daily net assets, 1.00% (including a

FLAG INVESTORS TELEPHONE INCOME FUND
--------------------------------------------------------------------------------

NOTE 2--concluded

0.25% shareholder servicing fee) of the Class B Shares' average daily net assets and 0.60% of the Class D Shares' average daily net assets. For the year ended December 31, 1997, distribution fees aggregated $1,775,102, of which $1,366,303 was attributable to the Class A Shares, $238,514 was attributable to the Class B Shares and $170,285 was attributable to the Class D Shares. Prior to September 1, 1997, Alex. Brown & Sons Incorporated served as the Fund's distributor for the same compensation and on substantially the same terms as ICC Distributors and earned $497, 863 for Class A Shares, $96,600 for Class B Shares and $60,149 for Class D Shares.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the year ended December 31, 1997 was $62,142, and the accrued liability was $78,065.

NOTE 3--Capital Share Transactions

     The Fund is authorized to issue up to 70 million shares of $.001 par value capital stock (60 million Class A, 5 million Class B, 3 million Class D and 2 million undesignated). Transactions in shares of the Fund were as follows:

                                                     Class A Shares
                                            --------------------------------
                                                For the          For the
                                               Year Ended      Year Ended
                                              Dec. 31, 1997   Dec. 31, 1996
                                              -------------   -------------

Shares sold                                      1,332,424      1,730,953
Shares issued to shareholders on
   reinvestment of dividends                     2,595,376      2,022,300
Shares redeemed                                 (4,200,351)    (4,451,593)
                                              ------------   ------------
Net decrease in shares outstanding                (272,551)      (698,340)
                                              ============   ============
Proceeds from sale of shares                  $ 23,153,177   $ 26,738,906
Value of reinvested dividends                   47,729,473     30,812,547
Cost of shares redeemed                        (71,340,867)   (69,090,064)
                                              ------------   ------------
Net decrease from capital share transactions  $   (458,217)  $(11,538,611)
                                              ============   ============

FLAG INVESTORS TELEPHONE INCOME FUND
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)
NOTE 3--concluded

                                                     Class B Shares
                                            --------------------------------
                                                 For the         For the
                                               Year Ended      Year Ended
                                              Dec. 31, 1997   Dec. 31, 1996
                                              -------------   -------------
Shares sold                                        506,254        628,129
Shares issued to shareholders on
   reinvestment of dividends                       138,015         73,229
Shares redeemed                                    (93,315)       (68,656)
                                               -----------    -----------
Net increase in shares outstanding                 550,955        632,702
                                               ===========    ===========
Proceeds from sale of shares                   $ 8,903,842    $ 9,649,323
Value of reinvested dividends                    2,533,345      1,109,830
Cost of shares redeemed                         (1,625,592)    (1,071,919)
                                               -----------    -----------
Net increase from capital share transactions   $ 9,811,595    $ 9,687,234
                                               ===========    ===========

                                                     Class D Shares
                                             -------------------------------
                                                 For the         For the
                                               Year Ended      Year Ended
                                              Dec. 31, 1997   Dec. 31, 1996
                                              -------------   -------------
Shares sold                                             --             --
Shares issued to shareholders on
   reinvestment of dividends                       141,577        120,074
Shares redeemed                                   (312,350)      (456,901)
                                               -----------    -----------
Net decrease in shares outstanding                (170,773)      (336,827)
                                               ===========    ===========
Proceeds from sale of shares                   $        --    $        --
Value of reinvested dividends                    2,600,796      1,828,979
Cost of shares redeemed                         (5,378,218)    (7,096,052)
                                               -----------    -----------
Net decrease from capital share transactions   $(2,777,422)   $(5,267,073)
                                               ===========    ===========

FLAG INVESTORS TELEPHONE INCOME FUND
--------------------------------------------------------------------------------

NOTE 4--Investment Transactions

     Excluding short-term and U.S. government obligations, purchases of investment securities aggregated $151,901,940 and sales of investment securities aggregated $203,875,781 for the year ended December 31, 1997.
     On December 31, 1997, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $328,155,033 of which $331,656,230 related to appreciated securities and $3,501,197 related to depreciated securities.

NOTE 5--Net Assets

     On December 31, 1997, net assets consisted of:

Paid-in capital:
   Class A Shares                                                 $302,344,862
   Class B Shares                                                   26,428,649
   Class D Shares                                                   20,882,375
Accumulated net realized gain from security transactions            10,314,676
Unrealized appreciation of investments                             326,299,877
                                                                  ------------
                                                                  $686,270,439
                                                                  ============

NOTE 6--Shareholder Meeting

     Alex. Brown Incorporated, which was the parent corporation of the Fund's investment advisor, merged into a subsidiary of Bankers Trust New York Corporation on September 1, 1997. Due to the change in control of Alex. Brown Incorporated, the Flag Investors Telephone Income Fund held a special meeting for its shareholders on August 14, 1997. During the meeting, shareholders approved a new Investment Advisory Agreement between the Fund and ICC and a new Sub-Advisory Agreement among the Fund, ICC and ABIM. The new agreements are substantially the same as the former agreements.

FLAG INVESTORS TELEPHONE INCOME FUND
--------------------------------------------------------------------------------

Report of Independent Accountants

To the Shareholders and Board of Directors of Flag Investors Telephone Income Fund, Inc.

We have audited the accompanying statement of net assets of Flag Investors Telephone Income Fund, Inc., ("the Fund"), as of December 31, 1997 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Flag Investors Telephone Income Fund, Inc. as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

Philadelphia, Pennsylvania
January 29, 1998

                                   APPENDIX A

                             CORPORATE BOND RATINGS

Standard & Poor's Bond Ratings

               AAA -- The highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

               AA -- Very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

               A -- Strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

               BBB -- Regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

               BB, B, CCC, CC and C -- Regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

               CI -- Reserved for income bonds on which no interest is being paid.

               D -- In payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


Moody's Bond Ratings

               Aaa -- Judged to be of the best quality. Carries the smallest degree of investment risk and generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position.

               Aa -- Judged to be of high quality by all standards. Together with the Aaa group, comprise what are generally known as high grade bonds. Rated lower than the Aaa bonds because margins of protection may not be as large as in the case of Aaa securities, or the fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

               A -- Possess many favorable investment attributes and considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

               Baa -- Considered as medium grade obligations, that is, neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Lack outstanding investment characteristics and in fact have speculative characteristics as well.

               Ba -- Judged to have speculative elements; future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

               B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

               Caa -- Of poor standing. May be in default or there may be present elements of danger with respect to principal or interest.

               Ca -- Represent obligations that are speculative in a high degree. Often in default or have other marked shortcomings.

               C -- The lowest rated class of bonds. Can be regarded as having extremely poor prospects of ever attaining any real investment standing.

PART C.           OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

                  List all financial statements and exhibits filed as part of the Registration Statement.

                  (a)      Financial statements:

                            (1)     Included in Parts A and B of the
                                    Registration Statement:

                            - Financial Highlights for the fiscal years ended December 31, 1988 through December 31, 1997

                            -       Statement of Net Assets as of December 31,
                                    1997

                            - Statement of Operations for the fiscal year ended December 31, 1997

                            - Statement of Changes in Net Assets for the fiscal years ended December 31, 1997 and December 31, 1996

                            -       Notes to the Financial Statements

                            -       Report of Independent Accountants

                            (2) All required financial statements are included in Parts A and B hereof. All other financial statements and schedules are inapplicable.

                  (b)      Exhibits:


                            (1)     (a) Articles of Incorporation;(1)

                                    (b)   Articles Supplementary, as filed with
                                          the Maryland Department of Assessments
                                          and Taxation on September 13, 1990;(1)

                                    (c)   Articles Supplementary, as filed with
                                          the Maryland Department of Assessments
                                          and Taxation on December 27, 1993;(1)

                                    (d)   Articles Supplementary, as filed with
                                          the Maryland Department of Assessments
                                          and Taxation on November 18, 1994;(1)

                                    (e)   Articles Supplementary, as filed with
                                          the Maryland Department of Assessments
                                          and Taxation on January 20, 1998
                                          (adding the Flag Investors
                                          Institutional Shares), filed herewith;

                            (2)     By-Laws, as amended through December 18,
                                    1996;(2)

                            (3)     None;

                           (4)      (a)   Specimen Security with respect to
                                          Flag Investors Telephone Income Fund
                                          Class A Shares;(3)

                                    (b)   Specimen Security with respect to the
                                          Flag Investors Telephone Income Fund
                                          Class D Shares;(3)

                                    (c)   Specimen Security with respect to Flag
                                          Investors Telephone Income Fund Class
                                          B Shares;(3)

                           (5)      (a)   Investment Advisory Agreement dated as
                                          of September 1, 1997 between
                                          Registrant and Investment Company
                                          Capital Corp., filed herewith;

                                    (b)   Sub-Advisory Agreement dated as of
                                          September 1, 1997 among Registrant,
                                          Investment Company Capital Corp. and
                                          Alex. Brown Investment Management,
                                          filed herewith;

                           (6)      (a)   Distribution Agreement dated as of
                                          August 31, 1997 between Registrant and
                                          ICC Distributors, Inc., filed
                                          herewith;

                                    (b)   Form of Sub-Distribution Agreement
                                          between ICC Distributors, Inc. and
                                          Participating Broker-Dealers, filed
                                          herewith;

                                    (c)   Form of Shareholder Servicing
                                          Agreement between Registrant and
                                          Shareholder Servicing Agents, filed
                                          herewith;

                           (7)      None;

                           (8)      (a)   Form of Custodian Agreement between
                                          Registrant and Bankers Trust Company,
                                          filed herewith;

                                    (b)   Master Services Agreement between
                                          Registrant and Investment Company
                                          Capital Corp. with Appendices for the
                                          provision of Accounting and Transfer
                                          Agency Services;(1)

                           (9)      Group Purchase Plan Application;(1)

                           (10)     Opinion of counsel;(1)

                           (11)     (a)     Consent of Coopers & Lybrand L.L.P.,
                                            filed herewith;

                                    (b)     Consents to being named as
                                            Director;(1)

                           (12)     None;

                           (13) Subscription Agreement re: initial $100,000 capital;(1)

                           (14)     None;

                           (15)     (a)     Distribution Plan;(1)

                                    (b)   Distribution Plan with respect to the
                                          Flag Investors Telephone Income Fund
                                          Class D Shares;(1)

                                    (c)   Distribution Plan with respect to the
                                          Flag Investors Telephone Income Fund
                                          Class B Shares;(1)

                                    (d)   Amended Distribution Plan (Flag
                                          Investors Class A Shares), filed
                                          herewith;

                                    (e)   Amended Distribution Plan (Flag
                                          Investors Class B Shares), filed
                                          herewith;

                                    (f)   Amended Distribution Plan (Flag
                                          Investors Class D Shares), filed
                                          herewith;

                           (16) Schedule of Computation of Performance Quotations (unaudited);(1)

                           (18)     (a)   Rule 18f-3 Plan;(1)

                                    (b)   Amended Rule 18f-3 Plan, as amended
                                          through March 26, 1997;(2)

                                    (c)   Amended Rule 18f-3 Plan, filed
                                          herewith

                           (24)     Powers of Attorney, filed herewith.

                           (27)     Financial Data Schedule, filed herewith.

------------------

1 Incorporated by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (Registration No. 2-87336), filed with the Securities and Exchange Commission via EDGAR on February 8, 1996.

2 Incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (Registration No. 2-87336), filed with the Securities and Exchange Commission via EDGAR on April 28, 1997.

3 Incorporated by reference to Exhibit 1 (Articles of Incorporation), as amended to date to Post Effective Amendment No. 19 and this Post Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Registration No. 2-87336), filed with the Securities and Exchange Commission via EDGAR on February 8, 1996 and February 27, 1998 and Exhibit 2 (By-Laws) as amended to date, to Post Effective Amendment No. 20 to such Registration Statement, filed with the Securities and Exchange Commission via EDGAR on April 28, 1997.

Item 25.          Persons Controlled by or under Common Control with Registrant.

                  Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

                  None.

Item 26.          Number of Holders of Securities.

                  State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant.

                  The following information is given as of February 2, 1998:

          Title of Class                             Number of Record Holders
          --------------                             ------------------------
          Shares of Common Stock

                  Class A                             22,846

                  Class B                              2,004

                  Class D                              1,849

                  Institutional Shares                     0

Item 27.          Indemnification.
                  State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

                  Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, included as Exhibit 1 to this Registration Statement and incorporated herein by reference, provide as follows:

                  Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

                  Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors of the Corporation may make further provision for indemnification of directors, officers, employees and agents in the By-Laws of the Corporation or by resolution or agreement to the fullest extent permitted by the Maryland General Corporation law.

                  Section 3. No provision of this Article VIII shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4. References to the Maryland General Corporation Law in this Article VIII are to such law as from time to time amended. No further amendment to the Charter of the Corporation shall decrease, but may expand, any right of any person under this Article VIII based on any event, omission or proceeding prior to such amendment.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Investment Advisor.

                  Describe any other business, profession, vocation or employment of a substantial nature in which the investment advisor of the Registrant, and each director, officer or partner of any such investment advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

                  During the last two fiscal years, no director or officer of Investment Company Capital Corp., the Registrant's investment advisor, and no partner of Alex. Brown Investment Management, the Registrant's sub-advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 29.          Principal Underwriters.

         (a) ICC Distributors, Inc. acts as distributor for BT Alex. Brown Cash Reserve Fund, Inc., Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., Flag Investors Total Return U.S. Treasury Fund Shares of Total Return U.S. Treasury Fund, Inc., Flag Investors Managed Municipal Fund Shares of Managed Municipal Fund, Inc., Flag Investors Short-Intermediate Income Fund, Inc. (formerly known as Flag Investors Intermediate-Term Income Fund, Inc.), Flag Investors Value Builder Fund, Inc., Flag Investors Maryland Intermediate Tax Free Income Fund, Inc., Flag Investors Real Estate Securities Fund, Inc. and Flag Investors Equity Partners Fund, Inc., all registered open-end management investment companies.

         (b)


Names and Principal       Position and Offices             Position and Offices
Business Address*         with Principal Underwriter       with Registrant
---------------------     --------------------------       ---------------
John Y. Keefer            President                                  None
Sara M. Morris            Treasurer                                  None
David I. Goldstein        Secretary                                  None
Richard C. Butt           Vice President                             None
Margaret J. Fenderson     Assistant Treasurer                        None
Dana L. Lukens            Assistant Secretary                        None
Nanette K. Chern          Chief Compliance Officer                   None

---------------------
*    Two Portland Square
     Portland, Maine  04101

          (c)     Not Applicable.

Item 30.          Location of Accounts and Records.

                  With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act [15 U.S.C. 80a-30(a)] and the Rules [17 CFR 270.31a-1 to 31a-3] promulgated thereunder, furnish the names and address of each person maintaining physical possession of each such account, book or other document.

                  Investment Company Capital Corp., Registrant's investment advisor, transfer agent, dividend disbursing agent and accounting services provider, One South Street, Baltimore, Maryland 21202, maintains physical possession of each such account, book or other document of the Fund, except for those maintained by Alex. Brown Investment Management, Registrant's sub-advisor, One South Street, Baltimore, Maryland 21202, by Registrant's distributor, ICC Distributors, Inc., Two Portland Square, Portland, Maine 04101, or by the Registrant's custodian, Bankers Trust Company, 130 Liberty Street, New York, New York 10006.

Item 31.          Management Services.

                  Furnish a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B of this Form (because the contract was not believed to be of interest to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

                  See Exhibit 8.

Item 32.          Undertakings.

                  Furnish the following undertakings in substantially the following form in all initial Registration Statements filed under the 1933 Act:

                  (a)  Not Applicable.

                  (b)  Not Applicable.

                  (c) A copy of the Registrant's latest Annual Report to Shareholders is available upon request, without charge by contacting Registrant at (800) 767-3524.

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 21 to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Baltimore, in the State of Maryland, on the 27th day of February, 1998.


                                               FLAG INVESTORS TELEPHONE
                                               INCOME FUND, INC.


                                               By:  /s/ Harry Woolf
                                                   ----------------------------
                                                        Harry Woolf
                                                        President

                  Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities on the date(s) indicated:


           *
-----------------------------
Truman T. Semans                         Chairman and Director                  February 27, 1998

           *
-----------------------------
James J. Cunnane                         Director                               February 27, 1998

           *
-----------------------------
Richard T. Hale                          Director                               February 27, 1998

           *
-----------------------------
John F. Kroeger                          Director                               February 27, 1998

           *
-----------------------------
Louis E. Levy                            Director                               February 27, 1998

            *
-----------------------------
Eugene J. McDonald                       Director                               February 27, 1998

            *
-----------------------------
Rebecca W. Rimel                         Director                               February 27, 1998

            *
-----------------------------
Carl W. Vogt                             Director                               February 27, 1998

/s/ Harry Woolf
-----------------------------
Harry Woolf                              President                              February 27, 1998

/s/ Joseph A. Finelli
-----------------------------
Joseph A. Finelli                        Chief Financial                        February 27, 1998
                                         and Accounting
                                         Officer
*By: /s/  Amy M. Olmert
-----------------------------
         Amy M. Olmert
         Attorney-In-Fact


                                  EXHIBIT INDEX

EDGAR
Exhibit
Number         Description
------         -----------

               (1)(a)                Articles of Incorporation;(1)
               (1)(b)                Articles Supplementary, as filed with the Maryland Department of Assessments and Taxation on September 13, 1990;
               (1)(c)                Articles Supplementary, as filed with the Maryland Department of Assessments and Taxation on December 27, 1993;(1)

               (1)(d)                Articles Supplementary, as filed with the Maryland Department of Assessments and Taxation on November 18, 1994;(1)

EX-99.B        (1)(e)                Articles Supplementary, as filed with the Maryland Department of Assessments and Taxation on January 20, 1998 (adding the Flag Investors Institutional
                                     Shares), filed herewith;

               (2)                   By-Laws, as amended through December 18, 1996;(2)

               (3)                   None;

               (4)(a)                Specimen Security with respect to Flag Investors Telephone Income Fund
                                     Class A Shares;(3)

               (4)(b)                Specimen Security with respect to the Flag Investors Telephone Income Fund
                                     Class D Shares;(3)

               (4)(c)                Specimen Security with respect to Flag Investors Telephone Income Fund
                                     Class B Shares;(3)

EX-99.B        (5)(a)                Investment Advisory Agreement dated as of September 1, 1997 between
                                     Registrant and Investment Company Capital Corp., filed herewith;

EX-99.B        (5)(b)                Sub-Advisory Agreement dated as of September 1, 1997 among Registrant,
                                     Investment Company Capital Corp. and Alex. Brown Investment Management,
                                     filed herewith;

EX-99.B        (6)(a)                Distribution Agreement dated as of August 31, 1997 between Registrant and
                                     ICC Distributors, Inc., filed herewith;

EX-99.B        (6)(b)                Form of Sub-Distribution Agreement between ICC Distributors, Inc. and
                                     Participating Broker-Dealers, filed herewith;

EX-99.B        (6)(c)                Form of Shareholder Servicing Agreement between Registrant and Shareholder
                                     Servicing Agents, filed herewith;







               (7)                   None;

EX-99.B        (8)(a)                Form of Custodian Agreement between Registrant and Bankers Trust
                                     Company, filed herewith;

               (8)(b)                Master Services Agreement between Registrant and Investment Company
                                     Capital Corp. with Appendices for the provision of Accounting and Transfer
                                     Agency Services;(1)

               (9)                   Group Purchase Plan Application;(1)

               (10)                  Opinion of counsel;(1)

EX-99.B        (11)(a)               Consent of Coopers & Lybrand L.L.P., filed herewith;

               (11)(b)               Consents to being named as Director;(1)

               (12)                  None;

               (13)                  Subscription Agreement re: initial $100,000 capital;(1)

               (14)                  None

               (15)(a)               Distribution Plan;(1)

               (15)(b)               Distribution Plan with respect to the Flag Investors Telephone Income Fund
                                     Class D Shares;(1)

               (15)(c)               Distribution Plan with respect to the Flag Investors Telephone Income Fund
                                     Class B Shares;(1)

EX-99.B        (15)(d)               Amended Distribution Plan (Flag Investors Class A Shares), filed herewith;

EX-99.B        (15)(e)               Amended Distribution Plan (Flag Investors Class B Shares), filed herewith;

EX-99.B        (15)(f)               Amended Distribution Plan (Flag Investors Class D Shares), filed herewith;

               (16)                  Schedule of Computation of Performance Quotations (unaudited);(1)

               (18)                  (a)Rule 18f-3 Plan;(1)

               (18)(b)               Amended Rule 18f-3 Plan, as amended through March 26,
                                     1997;(2)

EX-99.B        (18)(c)               Amended Rule 18f-3 Plan, filed herewith

EX-99.B        (24)                  Powers of Attorney, filed herewith.

EX-27          (27)                  Financial Data Schedule filed herewith.


--------------------------------------------------------------------------------


(1) Incorporated by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (Registration No. 2-87336), filed with the Securities and Exchange Commission via EDGAR on February 8, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (Registration No. 2-87336), filed with the Securities and Exchange Commission via EDGAR on April 28, 1997.

(3) Incorporated by reference to Exhibit 1 (Articles of Incorporation), as amended to date to Post Effective Amendment No. 19 and this Post Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Registration No. 2-87336), filed with the Securities and Exchange Commission via EDGAR on February 8, 1996 and February 27, 1998 and Exhibit 2 (By-Laws) as amended to date, to Post Effective Amendment No. 20 to such Registration Statement, filed with the Securities and Exchange Commission via EDGAR on April 28, 1997.